U.S. Securities and Exchange Commission
------------------------------------------------------
Registration No.	33-90952
			811-9012

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment No.    6

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940, Amendment No.    6

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)

(800)-451-2010
(Registrant's Telephone Number, including Area Code:)

Christina T. Sydor
388 Greenwich Street, New York, New York 10013(22nd Floor)
(Name and Address of Agent For Service)

Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:

It is proposed that this filing will become effective:
	immediately upon filing pursuant to Paragraph (b) of Rule 485 On (date) pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485
XXX	On September 28, 1999 pursuant to paragraph (a)(1) of Rule 485
	75 days after filing pursuant to paragraph (a)(2) of Rule 485 On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.


PART A

----------------------

[LOGO]



Smith Barney Mutual

Funds

----------------------



PROSPECTUS          SMITH BARNEY
                    MUTUAL FUNDS



September 28, 1999  Institutional Cash Management
                    Fund

                     Cash Portfolio
                     Government Portfolio
                     Municipal Portfolio

                     Class A Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents

                    Investments, risks and performance        4

                    Management                               10

                    Buying shares                            11

                    Deferred sales charges                   12

                    Exchanging shares                        13

                    Redeeming shares                         14

                    Other things to know about
                     share transactions                      16

                    Dividends, distributions and
                     taxes                                   18

                    Share price                              19

                    Financial highlights                     20

You should know:
An investment in a fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that each fund will be able to maintain a stable net asset value of $1.00 per share.


Institutional Cash Management Fund - Class A

Investment, risks and performance

Investment objectives
Cash Portfolio and Government Portfolio each seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.
Municipal Portfolio seeks maximum current income that is exempt from federal income taxes to the extent consistent with preservation of capital and the maintenance of liquidity.

Investment objectives

Key investments

Government Portfolio. The fund invests exclusively in short-term U.S. government obligations, including mortgage-backed securities and related repurchase agreements.

Cash Portfolio. The fund invests in high quality, U.S. dollar denominated short-term debt securities. These may include obligations issued by U.S. and foreign banks, the U.S. government, its agencies or instrumentalities, U.S. states and municipalities and U.S. and foreign corporate issuers. The fund will invest at least 25% of its assets in obligations of domestic and foreign banks. Either the principal amount of each obligation must be fully insured by the FDIC or the issuing bank must have more than $100 million of working capital or more than $1 billion of total assets.

Cash Portfolio may invest in all types of money market securities including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short term debt securities. These securities may pay interest at fixed, floating or adjustable rates. The fund limits foreign investments to U.S. dollar denominated securities of issuers located in major industrialized countries.

Municipal Portfolio. The fund invests primarily in high quality, short-term investment grade municipal securities. These include securities issued by any of the 50 states and their political subdivisions, agencies and public authorities
(together with certain other governmental issuers such as Puerto Rico, the
Virgin Islands and Guam). The interest on these securities is exempt from federal income tax. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securities in which the fund invests include general obligation bonds, revenue bonds and notes, and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund can invest up to 20% of its assets in securities whose interest is federally taxable.

Minimum credit quality. The funds invest only in high quality securities, which are those rated by a nationally recognized rating organization in one of its two highest short-term rating categories or, if unrated, of equivalent quality.

Maximum maturity. Each fund invests exclusively in securities having remaining maturities of 397 days or less. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Structured securities. Municipal Portfolio may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or partnership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.

Investments in structured securities raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the performance of the fund.

Selection process
In selecting investments for the funds, the manager looks for:

 . The best relative values based on an analysis of yield, price, interest rate sensitivity and credit quality

 . Issuers offering minimal credit risk
 . Maturities consistent with the manager's outlook for interest rates

Risks, performance and expenses

All investments involve some degree of risk. However, each fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities that meet strict standards established by the board of directors based on special rules for money market funds adopted under federal law.

Institutional Cash Management Fund - Class A

Principal risks of investing in the funds

Although each fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds, or the funds could underperform other short-term debt instruments or money market funds if:
 . Interest rates rise sharply.
 . An issuer or guarantor of the funds' securities defaults, or the security's credit rating is downgraded.
 . The manager's judgment about the value or credit quality of a particular security proves to be incorrect.

Cash Portfolio invests at least 25% of its assets in obligations of domestic and foreign banks and, as a result, is more susceptible to events affecting the banking industry. The value of the fund's foreign securities may decline because of unfavorable government actions or political instability.

Some of Municipal Portfolio's income distributions may be, and distributions of the fund's gains will be, subject to federal taxation. The fund may realize taxable gains on the sale of its securities. Some of the fund's income distributions may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains generally will be subject to state income taxation.

Who may want to invest

Cash Portfolio and Government and Municipal Portfolio may be an appropriate investment if you:

 .  Are seeking current income
 . Are looking for an investment with lower risk than most other types of funds

In addition to the above, the Municipal Portfolio may be an appropriate investment if you:

 . Are a taxpayer in a high federal tax bracket seeking current income exempt from federal taxation
 .  Are willing to accept the risks of municipal securities

Risk return bar chart
The bar charts indicate the risks of investing in the funds by showing changes in the funds' performance from year to year. Past performance does not necessarily indicate how a fund will perform in the future.

                           [BAR CHART APPEARS HERE]

                                Cash Portfolio

4.98%            5.12%

Quarterly returns: Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter
199X Year to date: xx% through 6/30/99

The bar chart shows the performance of the fund's Class A shares for each of the past 3 calendar years.

                           [BAR CHART APPEARS HERE]

                             Government Portfolio

4.98%            5.04%

Quarterly returns: Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter
199X Year to date: xx% through 6/30/99

The bar chart shows the performance of the fund's Class A shares for each of the past 3 calendar years.

                           [BAR CHART APPEARS HERE]

                              Municipal Portfolio

4.86%            5.03%

Quarterly returns: Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter
199X Year to date: xx% through 6/30/99

The bar chart shows the performance of the fund's Class A shares for each of the past 3 calendar years.

Institutional Cash Management Fund - Class A

Risk return table

This table indicates the risks of investing in the funds by comparing the average annual total return of Class A shares of the funds for the periods shown with that of the 90 day Treasury bill. This table assumes redemption of shares at the end of the period and reinvestment of distributions and dividends.

                         Average Annual Total Returns
                       Calendar Years Ended December 31,
                                     1998

        Fund             1 year       Since inception       Inception
Date

    Cash Portfolio                                             6/16/95

 Government Portfolio                                          6/16/95

  Municipal Portfolio                                          6/16/95

     90 day T-bill                            *                  n/a

* Index comparison begins on June 30, 1995.

-----------------------------------------------------------------------
---------
                                 7 day yield as of December 31, 1998

                    Cash Portfolio    Government Portfolio   Municipal
Portfolio
                -------------------------------------------------------
---------
 7 day yield
-----------------------------------------------------------------------
---------

Fee table

This table sets forth the fees and expenses you will pay if you invest in the funds' shares.

                                                       Cash
Government     Municipal
                                                     Portfolio
Portfolio      Portfolio
Shareholder fees
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases       None
None          None
(as a % of offering price)
Maximum deferred sales charge (load) (as a % of        None/1/
None/1/       None/1/
the lower of net asset value at purchase or
redemption)
-----------------------------------------------------------------------
---------------------
Annual fund operating expenses
(expenses deducted from fund assets)
-----------------------------------------------------------------------
---------------------
Management fee                                         0.19%
0.08%         0.11%
Distribution and service (12b-1) fees                  none
none          none
Other expenses/2/                                      0.04%
0.15%         0.12%
                                                       -----         --
---         -----
Total annual fund operating expenses2                  0.23%
0.23%         0.23%
                                                       =====
=====         =====
-----------------------------------------------------------------------
---------------------

/1/ Class A shares exchanged from another Smith Barney fund subject to a deferred sales charge remain subject to the original fund's deferred sales charge while held in the funds.

/2/ Because the manager has agreed to limit total annual fund operating expenses to ___% of the fund's average daily net assets, actual expenses were:

                                                Cash         Government
Municipal
                                              Portfolio       Portfolio
Portfolio
Management fee                                  0.27%           0.27%
0.27%
Total annual fund operating expenses            0.31%           0.42%
0.35%
                                                =====           =====
=====
-----------------------------------------------------------------------
---------------------

The manager may change or eliminate these expense limits at any time on fourteen days' prior notice to shareholders.

Example

This example helps you compare the costs of investing in the funds with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .  You invest $10,000 in the fund for the period shown

 .  Your investment has a 5% return each year

 .  You reinvest all distributions and dividends without a sales charge

 .  Each fund's operating expenses remain the same

 .  Redemption of your shares at the end of the period

Number of years you own your shares      1 year    3 years   5 years
10 years
-----------------------------------------------------------------------
---------------------
Cash Portfolio                           $         $         $
$
Government Portfolio                     $         $         $
$
Municipal Portfolio                      $         $         $
$

Institutional Cash Management Fund - Class A

Management

Manager The funds' investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New
York, New York 10013. The manager selects the funds' investments and oversees their operations. The manager and Salomon Smith Barney are subsidiaries of
Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to the amount shown below:

     ------------------------------------------------------------------
-----------
                                              Management fee as a
percentage of
                      Fund                   the fund's average daily
net assets
     ------------------------------------------------------------------
-----------
     Cash Portfolio                                         0.xx%
     ------------------------------------------------------------------
-----------
     Government Portfolio                                   0.xx%
     ------------------------------------------------------------------
-----------
     Municipal Portfolio                                    0.xx%
     ------------------------------------------------------------------
-----------

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1,
2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the funds. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the funds. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The funds have been informed by other service providers that they are taking similar measures. Although the funds do not expect the Year 2000 issue to adversely affect them, the funds cannot guarantee that the efforts of each fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

Buying shares

Through a      You should contact your Salomon Smith Barney Financial
or
Salomon Smith  Consultant dealer representative to open a brokerage account and
Barney         make arrangements to buy shares.
Financial
Consultant or  If you do not provide the following information, your order will
dealer         be rejected
represen-
tative
                           .  Specific fund being bought
                           .  Class of shares being bought
                           .  Dollar amount or number of shares being
bought

               You should pay for your shares through your brokerage
account no
               later than the third business day after you place your
order.
               Salomon Smith Barney or your dealer representative may
charge an
               annual account maintenance fee.
-----------------------------------------------------------------------
---------
Through the    Certain investors who are clients of the selling group
are
funds'         eligible to buy shares directly from the fund.
transfer
agent
                  . Write the transfer agent at the following address:

                         Smith Barney Institutional Cash Management
Fund, Inc.
                         (Specify portfolio and class of shares)
                         c/o First Data Investor Services Group, Inc.
                         P.O. Box 5128
                         Westborough, Massachusetts 01581-5128

                  . Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

                  . For more information, call the transfer agent at 1-
800-451-
                  2010.
-----------------------------------------------------------------------
---------
Investment     The minimum initial investment is $1,000,000; each
additional
minimums       investment must be $50 or more.
-----------------------------------------------------------------------
---------
Effectiveness  When purchase orders are paid for in federal funds, or are placed
by of purchase an investor with a sufficient balance in the investor's brokerage
orders         account with Salomon Smith Barney or the Introducing
Broker, the
               order becomes effective on the day of receipt if the
order is
               received prior to 12 noon (New York time) which is the
close of
               business for the Municipal Portfolio and 2:00 pm (New
York time)
               which is the close of business with respect to the Cash
and
               Government Portfolios on any day on which the fund
calculates its
               net asset value. Purchase orders received after close of
business
               or with respect to which federal funds are not
available, or when
               the orders for the purchase of shares are paid for in
other than
               federal funds, will not be accepted and a new purchase
order will
               need to be submitted the next day the fund calculates
its net
               asset value.

Institutional Cash Management Fund - Class A

Exchanging shares

               You should contact your Salomon Smith Barney Financial
Consultant
               or dealer representative to exchange into another portfolio.

               . To qualify for the exchange privilege, you must exchange shares with a current value of at least $1,000

               . You may exchange shares only for shares of the same class of another portfolio.

               . If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

               . A fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

-----------------------------------------------------------------------
---------
By telephone   If you do not have a brokerage account, you may be
eligible to
               exchange shares through the transfer agent. You must
complete an
               authorization form to authorize telephone transfers. If
eligible,
               you may make telephone exchanges on any day the New York
Stock
               Exchange is open. Call the transfer agent at 1-800-451-
2010
               between 9:00 a.m. and 5:00 p.m. (Eastern time).

               You can make telephone exchanges only between accounts
that have
               identical registrations.
-----------------------------------------------------------------------
---------

By mail        If you do not have a Salomon Smith Barney brokerage
account,
               contact your dealer representative or write to the
transfer agent
               at the address on the opposite page.

Redeeming shares

Generally      Contact your Salomon Smith Barney Financial Consultant
or dealer
               representative to redeem shares of the funds.

               If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

               If the shares are held by a fiduciary or corporation, other documents may be required.

               Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

               If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

               Redemption requests received prior to 2 p.m. New York
time (12
               noon for Municipal Portfolio) are priced at the net
asset value
               next determined. Redemption requests received after 2
p.m. New
               York time (12 noon for Municipal Portfolio)will not be
accepted
               and a new redemption request should be submitted on the
following
               day that the fund calculates its net asset value.
-----------------------------------------------------------------------
---------
Expedited      You may redeem shares and have the proceeds sent by
federal funds
redemption     wired to a bank account designated on your authorization
form. To
procedures     use the expedited procedure:

               . all shares must be held in non-certificate form in your account

               . an account application with the expedited section completed must be on file with the transfer agent

               . you must have designated on your account application a bank account to which redemption proceeds should be sent

               . any change in the bank account designated to receive
the
               proceeds must be submitted in proper form on a new
account
               application with a signature guarantee
-----------------------------------------------------------------------
---------

Institutional Cash Management Fund -  Class A

-----------------------------------------------------------------------
---------
By mail        For accounts held directly at the funds, send written
requests to
               the transfer agent at the following address:

               Smith Barney Institutional Cash Management Fund, Inc. (Specify portfolio and class of shares)
               c/o First Data Investor Services Group, Inc.
               P.O. Box 5128
               Westborough, Massachusetts 01581-5128

               Your written request must provide the following:

               . Your account number

               . The class of shares and the dollar amount or number of shares to be redeemed

               . Signatures of each owner exactly as the account is
registered
-----------------------------------------------------------------------
---------
By telephone   If you do not have a brokerage account, you may be
eligible to
               redeem shares in amounts up to $10,000 per day through
the
               transfer agent. You must complete an authorization form
to
               authorize telephone redemptions. If eligible, you may
request
               redemptions by telephone on any day the New York Stock
Exchange
               is open. Call the transfer agent at 1-800-451-2010
between 9:00
               a.m. and 5:00 p.m. (Eastern time).

               Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information, without which your request will not be processed:

         .  Name of the fund

         .  Account number

         .  Class of shares being bought, exchanged or redeemed M
Dollar amount
         or number of shares being bought, exchanged or redeemed

         . Signature of each owner exactly as the account is registered

A request to purchase shares becomes effective only when Salomon Smith Barney, a selling group member or the transfer agent receives, or converts the purchase amount into, federal funds.

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .  Are redeeming over $10,000 of shares

 . Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Institutional Cash Management Fund -  Class A

Each fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New
York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $100,000 because of a redemption of fund shares, a fund may ask you to bring your account up to
$100,000. If your account is still below $100,000 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the funds' performance and other shareholders. If so, the funds may limit additional purchases and/or exchanges by the shareholder.

Share certificates The funds do not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates, it will take longer to exchange or redeem shares.

Distributions, dividends and taxes

Dividends Each fund intends to declare a dividend of substantially all of its net investment income on each day the New York Stock Exchange is open. Income dividends are paid monthly. Each fund generally makes capital gain distributions, if any, once a year, typically in December. Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Each fund expects distributions to be primarily from income. Dividends and capital gain distributions are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your
Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, receiving distributions (whether in cash or additional shares) is a taxable event.

-----------------------------------------------------------------------
---------
Transaction                             Federal tax status

Redemption or exchange of shares        Usually no gain or loss

Long-term capital gain distributions    Long-term capital gain

Short-term capital gain distributions   Ordinary income

Dividends                               Ordinary income (except for
Municipal
                                        Portfolio's distributions of
tax-exempt
                                        interest, which are excludable
from
                                        gross income)
-----------------------------------------------------------------------
---------

Each fund anticipates that it will normally not earn or distribute any long-term capital gains.

After the end of each year, the fund will provide you with information about the distributions and dividends you received during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions and dividends (other than tax-exempt dividends). Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the funds.

Institutional Cash Management Fund - Class A

Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. Municipal Portfolio calculates its net asset value at noon, Eastern time, every day the New York Stock Exchange is open. Cash Portfolio and Government Portfolio each calculates its net asset value at 2 p.m., Eastern time, every day the New York Stock Exchange is open.
The Exchange is closed on certain holidays listed in the SAI.

Each fund uses the amortized cost method to value its portfolio securities.
Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund.

-----------------------------------------------------------------------
----------------------
Form of Purchase Payment           Purchase Is Effective and Dividends
Begin

                                                                Cash
Portfolio and
                               Municipal Portfolio
Government Portfolio
-----------------------------------------------------------------------
----------------------
 . Payment in federal       If received      At noon,         If
received      At 2 p.m.,
funds                      before noon,     Eastern time,    before 2
p.m.,   Eastern time,
 . Having a sufficient      Eastern time:    on that day      Eastern
time:    on that day
cash balance in your
account with Salomon       If received      At noon on       If
received      At 2 p.m. on
Smith Barney or a          after noon:      the next         after 2
p.m.:    the next
selling group member                        business day*
business day*
-----------------------------------------------------------------------
----------------------
 . Other forms of           At noon on the next business      At 2 p.m.
on the next business
payment, with conversion   day                               day
into, or advance of,
federal funds by Salomon
Smith Barney or a
selling group member
 . Other forms of payment
received by the transfer
agent
-----------------------------------------------------------------------
----------------------

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

*If a new purchase order is submitted.

Financial highlights

The financial highlights tables are intended to help you understand the performance of Class A shares of each fund for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the funds' financial statements, is included in the annual report (available upon request).

Cash Portfolio

For a Class A share of capital stock outstanding throughout each year ended May
31:

-----------------------------------------------------------------------
---------
                                        1999     1998       1997
1996(1)
-----------------------------------------------------------------------
---------
Net asset value, beginning of year               $1.00      $1.00
$1.00
-----------------------------------------------------------------------
---------
Income (loss) from operations:
         Net investment income (loss)             0.55       0.37
0.54
(2)
-----------------------------------------------------------------------
---------
Total income (loss) from operations               0.55       0.37
0.54
-----------------------------------------------------------------------
---------
Less distributions from:
         Net investment income                   (0.55)     (0.37)
(0.54)
Total distributions                              (0.55)     (0.37)
(0.54)
-----------------------------------------------------------------------
---------
Net asset value, end of year                     $1.00      $1.00
$1.00
-----------------------------------------------------------------------
---------
Total return                                      5.58%      5.35%
5.44%(4)
-----------------------------------------------------------------------
---------
Net assets, end of year (000,000)'s           $848,383   $216,055
$277,572
-----------------------------------------------------------------------
---------
Ratios to average net assets:
         Expenses (2)(3)                          0.23%      0.23%
0.15%(5)
         Net investment income (loss)             5.43       5.23
5.36 (5)
-----------------------------------------------------------------------
---------

(1) For the period from June 16, 1995 (commencement of operations) to May 31,
1996.
(2) The manager has waived a portion of its fees for the fiscal years ended May
31, 1998, 1997 and for the period ended May 31, 1996. If the manager had not agreed to the fee waiver, the per share decrease in net investment income and ratio of expenses to average net assets would have been:

                         Per Share Decrease in
Expense Ratio
                         Net Investment Income
Without Fee Waiver
                    ---------------------------------      ------------
------------------------
                      1999    1998    1997    1996(1)        1999
1998     1997     1996(1)
                     ------  ------  ------  -------        ------  ---
----  -------  --------
Cash Portfolio               $0.001  $0.001  $0.001
0.35%    0.36%    0.39%(5)

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.
(4)  Not annualized.
(5)  Annualized.

Institutional Cash Management Fund - Class A

Government Portfolio

For a Class A share of capital stock outstanding throughout each year ended May
31:

-----------------------------------------------------------------------
---------------------
                                                 1999       1998
1997      1996(1)
-----------------------------------------------------------------------
---------------------
Net asset value,
  beginning of year                                        $1.00
$1.00     $1.00
-----------------------------------------------------------------------
---------------------
Income (loss) from operations:
  Net investment income (loss)(2)                           0.53
0.052      0.052
-----------------------------------------------------------------------
---------------------
Total income (loss) from operations                         0.53
0.49       0.48
-----------------------------------------------------------------------
---------------------
Less distributions from:
  Net investment income                                    (0.53)
(0.052)    (0.052)
-----------------------------------------------------------------------
---------------------
Total distributions                                        (0.53)
(0.49)    (0.48)
-----------------------------------------------------------------------
---------------------
Net asset value, end of year                               $1.00
$1.00     $1.00
-----------------------------------------------------------------------
---------------------
Total return                                                5.46%
5.29%     5.36%(5)
-----------------------------------------------------------------------
---------------------
Net assets, end of year (000)'s                          $88,383
$151,840   $57,698
-----------------------------------------------------------------------
---------------------
Ratios to average net assets:
  Expenses                                                  0.23%
0.21%     0.16%(5)
  Net investment income (loss)                              5.33
5.18      5.28(5)
-----------------------------------------------------------------------
---------------------

(1) For the period from June 16, 1995 (commencement of operations) to May 31,
1996.
(2) The manager has waived a portion of its fees for the fiscal years ended May
31, 1999, 1998, 1997 and for the period ended May 31, 1996. If the manager had not agreed to the fee waiver, the per share decrease in net investment income and the ratio of expenses to average net assets would have been:

                           Per Share Decrease
Expense Ratio
                           Net Investment Income
Without Fee Waiver
                      --------------------------------      -----------
-------------------------
                        1999   1998    1997   1996(1)          1999
1998    1997     1996(1)
                       ------ ------  ------  -------         ------  -
-----  ------   --------
Government Portfolio          $0.002  $0.001   $0.002
0.39%   0.43%    0.55%(5)

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.23%. (4) Not annualized.
(5)  Annualized.

Municipal Portfolio

For a Class A share of capital stock outstanding throughout each year ended May
31:

-----------------------------------------------------------------------
-----------
                                            1999     1998       1997
1996(1)
-----------------------------------------------------------------------
-----------
Net asset value, beginning of year                  $1.00     $1.00
$1.00
-----------------------------------------------------------------------
-----------
Income (loss) from operations:
  Net investment income (loss)(2)                    0.035     0.034
0.035
-----------------------------------------------------------------------
-----------
Total income (loss) from operations                  0.035     0.034
0.035
-----------------------------------------------------------------------
-----------
Less distributions from:
  Net investment income                             (0.035)   (0.034)
(0.035)
-----------------------------------------------------------------------
-----------
Total distributions                                 (0.035)   (0.034)
(0.035)
-----------------------------------------------------------------------
-----------
Net asset value, end of year                         1.00     $1.00
$1.00
-----------------------------------------------------------------------
-----------
Total return                                          3.56%     3.40%
3.55%(4)
-----------------------------------------------------------------------
-----------
Net assets, end of year (000)'s                    $85,671   $23,666
$59,308
-----------------------------------------------------------------------
-----------
Ratios to average net assets:
  Expenses(2)(3)                                      0.23%     0.21%
0.15%(5)
  Net investment income (loss)                        3.50      3.34
3.46(5)
-----------------------------------------------------------------------
-----------

(1) For the period from June 16, 1995 (commencement of operations) to May 31,
1996.
(2) The manager has waived a portion of its fees for the fiscal years ended May
31, 1999, 1998, 1997 and for the period ended May 31, 1996. In addition, the manager has agreed to reimburse the fund for $63,835 in expenses for the period ended May 31, 1996. If the manager had not agreed to the fee waiver, the per share decrease in net investment income and the ratio of expenses to average net assets would have been:

                           Per Share Decrease
Expense Ratio
                           Net Investment Income
Without Fee Waiver
                      --------------------------------       ----------
-------------------------
                        1999   1998    1997   1996(1)          1999
1998    1997     1996(1)
                       ------ ------  ------  -------         ------  -
-----  ------   --------
Government Portfolio          $0.001  $0.004   $0.003
0.41%   0.41%    0.69%(5)

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.23%. (4) Not annualized.
(5)  Annualized.

Institutional Cash Management Fund - Class A

SALOMON SMITH BARNEY (SM)
a member of citigroup [Symbol]

Institutional Cash Management Fund

Shareholder reports Annual and semiannual reports to shareholders provide additional information about each fund's investments. These reports discuss the market conditions and investment strategies that affected the funds' performance.

The funds send only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the funds and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon
Smith Barney Financial Consultant or dealer representative, by calling the funds at 1-800-451-2010, or by writing to the funds at Smith Barney Mutual Funds, 388
Greenwich Street, MF2, New York, New York 10013.

Visit our web site Our web site is located at www.smithbarney.com

You can also review and copy the funds' shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's
Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the funds that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney
Inc.

-----------------------

[Logo]



Smith Barney Mutual
Funds
-----------------------

PROSPECTUS             SMITH BARNEY
                       MUTUAL FUNDS


--------------------------------------------------
September 28, 1999   Institutional Cash Management
                     Fund

                       Cash Portfolio
                       Government Portfolio
                       Municipal Portfolio

                       Class B Shares



 The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents

                 Investments, risks and performance.........   5

                 Management.................................  10

                 Buying shares..............................  11

                 Deferred sales charges.....................  12

                 Exchanging shares..........................  13

                 Redeeming shares...........................  14

                 Other things to know about
                  share transactions........................  16

                 Dividends, distributions and
                  taxes.....................................  18

                 Share price................................  19

                 Financial highlights.......................  20

You should know:
An investment in a fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that each fund will be able to maintain a stable net asset value of $1.00 per share.

Institutional Cash Management Fund - Class B

Investments, risks and performance

Investment objectives
Cash Portfolio and Government Portfolio each seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.
Municipal Portfolio seeks maximum current income that is exempt from federal income taxes to the extent consistent with preservation of capital and the maintenance of liquidity.

Principal investment strategies

Key investments

Government Portfolio. The fund invests exclusively in short-term U.S. government obligations, including mortgage-backed securities and related repurchase agreements.

Cash Portfolio. The fund invests in high quality, U.S. dollar denominated short-term debt securities. These may include obligations issued by U.S. and foreign banks, the U.S. government, its agencies or instrumentalities, U.S. states and municipalities and U.S. and foreign corporate issuers. The fund will invest at least 25% of its assets in obligations of domestic and foreign banks. Either the principal amount of each obligation must be fully insured by the FDIC or the issuing bank must have more than $100 million of working capital or more than $1 billion of total assets.

Cash Portfolio may invest in all types of money market securities including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short term debt securities. These securities may pay interest at fixed, floating or adjustable rates. The fund limits foreign investments to U.S. dollar denominated securities of issuers located in major industrialized countries.

Municipal Portfolio. The fund invests primarily in high quality, short-term investment grade municipal securities. These include securities issued by any of the 50 states and their political subdivisions, agencies and public authorities
(together with certain other governmental issuers such as Puerto Rico, the
Virgin Islands and Guam). The interest on these securities is exempt from federal income tax. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securities in which the fund invests include general obligation bonds, revenue bonds and notes, and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund can invest up to 20% of its assets in securities whose interest is federally taxable.

Minimum credit quality. The funds invest only in high quality securities, which are those rated by a nationally recognized rating organization in one of its two highest short-term rating categories or, if unrated, of equivalent quality.

Maximum maturity. Each fund invests exclusively in securities having remaining maturities of 397 days or less. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Structured securities. Municipal Portfolio may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or partnership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.

Investments in structured securities raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the performance of the fund.

Selection process
In selecting investments for the funds, the manager looks for:

 . The best relative values based on an analysis of yield, price, interest rate sensitivity and credit quality

 . Issuers offering minimal credit risk
 . Maturities consistent with the manager's outlook for interest rates

Risks, performance and expenses

All investments involve some degree of risk. However, each fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities that meet strict standards established by the board of directors based on special rules for money market funds adopted under federal law.

Institutional Cash Management Fund - Class B

Principal risks of investing in the funds

Although each fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds, or the funds could underperform other short-term debt instruments or money market funds if:

 . Interest rates rise sharply.

 . An issuer or guarantor of the funds' securities defaults, or the security's rating is downgraded.

 . The manager's judgment about the value or credit quality of a particular security proves to be incorrect.

Cash Portfolio invests at least 25% of its assets in obligations of domestic and foreign banks and, as a result, is more susceptible to events affecting the banking industry. The value of the fund's foreign securities may decline because of unfavorable government actions or political instability.

Some of Municipal Portfolio's income distributions may be, and distributions of the fund's gains will be, subject to federal taxation. The fund may realize taxable gains on the sale of its securities. Some of the fund's income distributions may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains generally will be subject to state income taxation.

Who may want to invest

Cash Portfolio and Government and Municipal Portfolio may be an appropriate investment if you:

 . Are seeking current income
 . Are looking for an investment with lower risk than most other types of funds

In addition to the above, the Municipal Portfolio may be an appropriate investment if you:

 . Are a taxpayer in a high federal tax bracket seeking current income exempt from federal taxation
 . Are willing to accept the risks of municipal securities

Risk return bar chart
The bar charts indicate the risks of investing in the funds by showing changes in the funds' performance from year to year. Past performance does not necessarily indicate how a fund will perform in the future.

                           [BAR CHART APPEARS HERE]

                                Cash Portfolio

4.98%
5.12%

Quarterly returns: Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter
199X Year to date: xx% through 6/30/99

The bar chart shows the performance of the fund's Class B shares for each full calendar year since the fund's inception.

No performance information is presented for Class B shares of Government
Portfolio and Municipal Portfolio since there were no Class B shares outstanding for the year ended May 31, 1999.

Institutional Cash Management Fund - Class B

Risk return table

This table indicates the risks of investing in the funds by comparing the average annual total return of Class B shares of the funds for the periods shown with that of the 90 day Treasury bill. This table assumes redemption of shares at the end of the period and reinvestment of distributions and dividends.

                         Average Annual Total Returns
                    Calendar Years Ended December 31, 1998

         Fund              1 year        Since inception
Inception Date
     Cash Portfolio
10/28/97

  Government Portfolio
__/__/__

   Municipal Portfolio
__/__/__

      90 day T-bill                              *
n/a


* Index comparison begins on October 31, 1997.

-----------------------------------------------------------------------
--------
                                 7 day yield as of December 31, 1998

                 Cash Portfolio    Government Portfolio   Municipal
Portfolio
               --------------------------------------------------------
--------

 7 day yield
-----------------------------------------------------------------------
--------

Fee table

This table sets forth the fees and expenses you will pay if you invest in the funds' shares.

                                                 Cash        Government
Municipal
                                              Portfolio      Portfolio
Portfolio
Shareholder fees
(paid directly from your investment)
Maximum sales charge (load) imposed on           None           None
None
purchases (as a % of offering price)
Maximum deferred sales charge (load) (as a       None           None
None
% of the lower of net asset value at
purchase or redemption)
-----------------------------------------------------------------------
-----------------
Annual fund operating expenses (expenses
deducted from fund assets)
-----------------------------------------------------------------------
-----------------
Management fee                                  0.19%          0.08%
0.11%
Distribution and service (12b-1) fees           0.25%          0.25%
0.25%
Other expenses1                                 0.04%          0.15%
0.12%
                                                -----          -----
-----
Total annual fund operating expenses/1/         0.48%          0.48%
0.48%
                                                =====          =====
=====
-----------------------------------------------------------------------
-----------------

/1/ Because the manager has agreed to limit total annual fund operating expenses to ___% of the fund's average daily net assets, actual expenses were:

                                                Cash         Government
Municipal
                                              Portfolio       Portfolio
Portfolio
Management fee                                  0.27%           0.27%
0.27%
Total annual fund operating expenses            0.56%           0.67%
0.64%
                                                =====           =====
=====
-----------------------------------------------------------------------
-----------------

The manager may change or eliminate these expense limits at any time on fourteen days' prior notice to shareholders.

Example

This example helps you compare the costs of investing in the funds with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 . You invest $10,000 in the fund for the period shown
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge . Each fund's operating expenses remain the same
 . Redemption of your shares at the end of the period

Number of years you own your shares      1 year    3 years   5 years
10 years
-----------------------------------------------------------------------
--------
Cash Portfolio                           $         $         $
$
Government Portfolio                     $         $         $
$
Municipal Portfolio                      $         $         $
$
Management

Institutional Cash Management Fund - Class B
-7-

Management

Manager. The funds' investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich
Street, New York, New York 10013. The manager selects the funds' investments and oversees their operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Management fee. For its services, the manager received a fee during the fund's last fiscal year equal to the amount shown below:

     ------------------------------------------------------------------
------
                                          Management fee as a
percentage of
                      Fund               the fund's average daily net
assets
     ------------------------------------------------------------------
------
     Cash Portfolio                                     0.xx%
     ------------------------------------------------------------------
------
     Government Portfolio                               0.xx%
     ------------------------------------------------------------------
------
     Municipal Portfolio                                0.xx%
     ------------------------------------------------------------------
------

Distributor. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans. Each fund has adopted a Rule 12b-1 distribution plan for its
Class B shares. Under each plan, the fund pays distribution and service fees.
These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1,
2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the funds. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the funds. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The funds have been informed by other service providers that they are taking similar measures. Although the funds do not expect the Year 2000 issue to adversely affect them, the funds cannot guarantee that the efforts of each fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

Buying shares

Through a           You should contact your Salomon Smith Barney
Financial
Salomon             Consultant or dealer representative to open a
brokerage
Smith Barney        account and make arrangements to buy shares.
Financial
Consultant or       If you do not provide the following information,
your order
dealer represen-    will be rejected
tative                   .    Specific fund being bought
                         .    Class of shares being bought
                         .    Dollar amount or number of shares being
bought

                    You should pay for your shares through your brokerage
                    account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.

-----------------------------------------------------------------------
---------
Through the         Certain investors who are clients of the selling
group are
funds' transfer     eligible to buy shares directly from the fund.
agent
                    . Write the transfer agent at the following
address:

                         Smith Barney Institutional Cash Management
Fund, Inc.
                         (Specify portfolio and class of shares)
                         c/o First Data Investor Services Group, Inc.
                         P.O. Box 5128
                         Westborough, Massachusetts 01581-5128

                    . Enclose a check to pay for the shares. For initial
                    purchases, complete and send an account
application.

                    . For more information, call the transfer agent at
1-800-
                    451-2010.
-----------------------------------------------------------------------
---------
Investment          The minimum initial investment is $1,000,000; each
minimums            additional investment must be $50 or more.
-----------------------------------------------------------------------
---------
Effectiveness of    When purchase orders are paid for in federal funds,
or are
purchase orders     placed by an investor with a sufficient balance in
the
                    investor's brokerage account with Salomon Smith
Barney or
                    the Introducing Broker, the order becomes effective
on the
                    day of receipt if the order is received prior to 12
noon
                    (New York time) which is the close of business for
the
                    Municipal Portfolio and 2:00 pm (New York time)
which is the
                    close of business with respect to the Cash and
Government
                    Portfolios on any day on which the fund calculates
its net
                    asset value. Purchase orders received after close
of
                    business or with respect to which federal funds are
not
                    available, or when the orders for the purchase of
shares are
                    paid for in other than federal funds, will not be
accepted
                    and a new purchase order will need to be submitted
the next
                    day the fund calculates its net asset value.

Institutional Cash Management Fund - Class B
-9-

Exchanging shares

                  You should contact your Salomon Smith Barney
Financial
                  Consultant or dealer representative to exchange into another portfolio.

                  . To qualify for the exchange privilege, you must exchange shares with a current value of at least $1,000

                  . You may exchange shares only for shares of the same class of another portfolio.

                  . If you hold share certificates, the transfer agent must
                  receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

                  . A fund may suspend or terminate your exchange
privilege
                  if you engage in an excessive pattern of exchanges.
-----------------------------------------------------------------------
---------
By                If you do not have a brokerage account, you may be
eligible to
telephone         to exchange shares through the transfer agent. You
must
                  complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on
                  any day the New York Stock Exchange is open. Call the
transfer
                  agent at 1-800-451-2010 between 9:00 a.m. and 5:00
p.m.
                  (Eastern time).

                  You can make telephone exchanges only between
accounts that
                  have identical registrations.
-----------------------------------------------------------------------
---------
By mail           If you do not have a Salomon Smith Barney brokerage
account,
                  contact your dealer representative or write to the
transfer
                  agent at the address on the next page.

Redeeming shares

Generally         Contact your Salomon Smith Barney Financial
Consultant or
                  dealer representative to redeem shares of the funds.

                  If you hold share certificates, the transfer agent must
                  receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                  If the shares are held by a fiduciary or corporation, other documents may be required.

                  Your redemption proceeds will be sent within three business days after your request is received in good order.
However, if
                  you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                  If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

                  Redemption requests received prior to 2 p.m. New York
time (12
                  noon for Municipal Portfolio) are priced at the net
asset
                  value next determined. Redemption requests received
after 2
                  p.m. New York time (12 noon for Municipal Portfolio)
will not
                  be accepted an a new redemption request should be
submitted on
                  the following day that the fund calculates its net
asset
                  value.
-----------------------------------------------------------------------
---------
Expedited         You may redeem shares and have the proceeds sent by
federal
redemption        funds wired to a bank account designated on your
procedures        authorization form.  To use the expedited procedure:

                  . all shares must be held in non-certificate form in your
                  account
                  . an account application with the expedited section completed must be on file with the transfer agent
                  . you must have designated on your account application a bank account to which redemption proceeds should be sent . any change in the bank account designated to receive the
                  proceeds must be submitted in proper form on a new account application with a signature guarantee

Institutional Cash Management Fund - Class B
-11-

-----------------------------------------------------------------------
---------
By mail        For accounts held directly at the funds, send written
requests to
               the transfer agent at the following address:

               Smith Barney Institutional Cash Management Fund, Inc. (Specify portfolio and class of shares)
               c/o First Data Investor Services Group, Inc.
               P.O. Box 5128
               Westborough, Massachusetts 01581-5128

               Your written request must provide the following:

               .   Your account number

               .   The class of shares and the dollar amount or number
of shares
               to be redeemed

               .   Signatures of each owner exactly as the account is
registered
-----------------------------------------------------------------------
---------

By telephone   If you do not have a brokerage account, you may be
eligible to
               redeem shares in amounts up to $10,000 per day through
the
               transfer agent. You must complete an authorization form
to
               authorize telephone redemptions. If eligible, you may
request
               redemptions by telephone on any day the New York Stock
Exchange
               is open. Call the transfer agent at 1-800-451-2010
between 9:00
               a.m. and 5:00 p.m. (Eastern time).

               Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information, without which your request will not be processed:

         .  Name of the fund
         .  Account number
         .  Class of shares being bought, exchanged or redeemed M
Dollar amount
            or number of shares being bought, exchanged or redeemed . Signature of each owner exactly as the account is registered

A request to purchase shares becomes effective only when Salomon Smith Barney, a selling group member or the transfer agent receives, or converts the purchase amount into, federal funds.

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .  Are redeeming over $10,000 of shares

 . Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.


Institutional Cash Management Fund - Class B

Each fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New
York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $100,000 because of a redemption of fund shares, a fund may ask you to bring your account up to
$100,000. If your account is still below $100,000 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the funds' performance and other shareholders. If so, the funds may limit additional purchases and/or exchanges by the shareholder.

Share certificates The funds do not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates, it will take longer to exchange or redeem shares.

Distributions, dividends and taxes

Dividends Each fund intends to declare a dividend of substantially all of its net investment income on each day the New York Stock Exchange is open. Income dividends are paid monthly. Each fund generally makes capital gain distributions, if any, once a year, typically in December. Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Each fund expects distributions to be primarily from income. Dividends and capital gain distributions are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your
Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend.

Taxes In general, receiving distributions (whether in cash or additional shares) is a taxable event.

-----------------------------------------------------------------------
---------
Transaction                                  Federal tax status

Redemption or exchange of shares             Usually no gain or loss

Long-term capital gain distributions         Long-term capital gain

Short-term capital gain distributions        Ordinary income

Dividends                                    Ordinary income (except
for
                                             Municipal Portfolio's
distributions
                                             of tax-exempt interest,
which are
                                             excludable from gross
income)
-----------------------------------------------------------------------
---------

Each fund anticipates that it will normally not earn or distribute any long-term capital gains.

After the end of each year, the fund will provide you with information about the distributions and dividends you received during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions and dividends (other than tax-exempt dividends). Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the funds.

Institutional Cash Management Fund - Class B

Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. Municipal Portfolio calculates its net asset value at noon, Eastern time, every day the New York Stock Exchange is open. Cash Portfolio and Government Portfolio each calculates its net asset value at 2 p.m., Eastern time, every day the New York Stock Exchange is open.
The Exchange is closed on certain holidays listed in the SAI.

Each fund uses the amortized cost method to value its portfolio securities.
Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund.

-----------------------------------------------------------------------
---------
 Form of Purchase              Purchase Is Effective and Dividends
Begin
      Payment
                                                       Cash Portfolio
and
                         Municipal Portfolio         Government
Portfolio
-----------------------------------------------------------------------
---------
 . Payment in federal    If received   At noon,      If received    At 2
p.m.,
funds                   before noon,  Eastern       before 2 p.m.,
Eastern time,
 . Having a sufficient   Eastern time: time, on      Eastern time:  on
that day
cash balance in your                  that day
account with Salomon
Smith Barney or a
selling group member
                        If received   At noon on    If received    At 2
p.m. on
                        after noon:   the next      after 2 p.m.:  the
next
                                      business day*
business day*
-----------------------------------------------------------------------
---------
 . Other forms of        At noon on the next         At 2 p.m. on the
next
payment, with           business day                business day
conversion into, or
advance of, federal
funds by Salomon Smith
Barney or a selling
group member
 . Other forms of payment
received by the transfer
agent
-----------------------------------------------------------------------
---------

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

* If a new purchase order is submitted.

Financial highlights

The financial highlights tables are intended to help you understand the performance of Class B shares of each fund for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the funds' financial statements, is included in the annual report (available upon request).

No financial information is presented for Class B shares of Government Portfolio and Municipal Portfolio since there were no Class B shares outstanding for the year ended May 31, 1999.

Institutional Cash Management Fund - Class B

Cash Portfolio

For a Class B share of capital stock outstanding throughout each year ended May
31:

-----------------------------------------------------------------------
---------
                                              1999
1998(1)
-----------------------------------------------------------------------
---------
Net asset value, beginning of year                                  $
1.00
-----------------------------------------------------------------------
---------
Income (loss) from operations:
   Net investment income (loss) (2)
0.31
-----------------------------------------------------------------------
---------
Total income (loss) from operations
0.31
-----------------------------------------------------------------------
---------
Less distributions from:
   Net investment income
(0.31)
Total distributions
(0.31)
-----------------------------------------------------------------------
---------
Net asset value, end of year                                        $
1.00
-----------------------------------------------------------------------
---------
Total return
3.19%
-----------------------------------------------------------------------
---------
Net assets, end of year (000)'s
$2,400
-----------------------------------------------------------------------
---------
Ratios to average net assets:
   Expenses (2)(3)
0.47%
   Net investment income (loss)
5.21
-----------------------------------------------------------------------
---------

(1) For the period from October 28, 1997 (commencement of operations) to May
31, 1998.
(2) The manager has waived a portion of its fees for the fiscal year ended May
31, 1999 and for the period ending May 31, 1998. If the manager had not agreed to the fee waiver, the per share decrease in net investment income and ratio of expenses to average net assets would have been:

                  Per Share Decrease in                      Expense
Ratio
                  Net Investment Income                    Without Fee
Waiver

                  -------------------------       ---------------------
----
                      1999       1998(1)              1999
1998(1)
                    --------    ---------           --------     ------
---
Cash Portfolio                  $0.000(6)
0.48%

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.48%.
(4)  Not annualized.
(5)  Annualized.
(6)  Amount represents less than $0.01.

SALOMON SMITH BARNEY(SM)
a member of citigroup [Symbol]

Institutional Cash Management Fund

Shareholder reports Annual and semiannual reports to shareholders provide additional information about each fund's investments. These reports discuss the market conditions and investment strategies that affected the funds' performance.

The funds send only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the funds and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon
Smith Barney Financial Consultant or dealer representative, by calling the funds at 1-800-451-2010, or by writing to the funds at Smith Barney Mutual Funds, 388
Greenwich Street, MF2, New York, New York 10013.

Visit our web site Our web site is located at www.smithbarney.com

You can also review and copy the funds' shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's
Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the funds that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney
Inc.

(Investment Company Act file no. 811-09012)
[FD0958 9/99]


PART B

SMITH BARNEY

INSTITUTIONAL CASH MANAGEMENT FUND, INC.



388 Greenwich Street

New York, NY 10013

800-451-2010



STATEMENT OF ADDITIONAL INFORMATION

September 28, 1999



The Cash Portfolio, the Government Portfolio and the Municipal
Portfolio.

Smith Barney Institutional Cash Management Fund, Inc. (the "Company") is a money market fund that invests in high quality money market instruments. The Company is a no-load, open-end management investment company that offers shares in three funds: the Cash Portfolio, the Government Portfolio and the Municipal Portfolio (individually, a "fund" and collectively, the "funds").

The investment objective of each of the Cash Portfolio and the Government Portfolio is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to maximize current income exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

An investment in a fund is neither insured nor guaranteed by the U.S. government. There is no assurance that a fund will be able to maintain a stable net asset value of $1.00 per share.

Each fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. Each fund currently offers two classes of shares. Class A shares may be purchased by institutional investors on their own behalf. Class B shares may be purchased by institutional investors on behalf of their clients.

This statement of additional information ("SAI") expands upon and supplements the information contained in the current prospectuses of Class A shares and Class B shares each dated September 30, 1999, as amended or supplemented from time to time (the "prospectuses"), and should be read in conjunction with the prospectuses. The prospectuses may be obtained from a Salomon Smith Barney Financial Consultant or by writing or calling the Company at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectuses in its entirety.

TABLE OF CONTENTS

Management of the Company	2
Investment Objectives	4
Types of Securities and Investment Techniques	4
Risk Factors	17
Investment Restrictions	17
Yield Information	21
Determination of Net Asset Value	23
Purchase of Shares	23
Exchange Privilege	24
Redemption of Shares	25
Management Agreement, Plan of Distribution and Other Services	26
Taxes	28
Additional Information About the Company	30
Financial Statements	31
Appendix A Description of Securities Ratings	A-1
Appendix B Description of Municipal Securities	B-1


MANAGEMENT OF THE COMPANY

Directors and Executive Officers of the Company

Overall responsibility for management and supervision of the Company rests with its Directors. The Directors approve all significant agreements between the Company and the companies that furnish services to the Company, including agreements with the Company's distributor, investment adviser, custodian and transfer agent. The day-to-day operations of each fund are delegated to SSBC Funds Management ("SSBC" or the "Manager") (formerly Mutual Management Corp.).

The following are the names of the Directors and executive officers of the Company together with a brief description of their principal occupations during the last five years. Each Director who is an "interested person" of the Company, as defined in the Investment Company Act of 1940 as amended (the "1940 Act"), is indicated by an asterisk.

Paul R. Ades, Director (Age 58). Partner in the law firm of Murov & Ades. His address is 272 South Wellwood Avenue, Lindenhurst, New York 11757.

Herbert Barg, Director (Age 75). Private investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

Dwight B. Crane, Director (Age 60). Professor, Graduate School of Business Administration, Harvard University. His address is
Graduate School of Business Administration, Harvard University,
Boston, Massachusetts 02163.

Frank G. Hubbard, Director (Age 63).  Vice President of S&S
Industries; Former Corporate Vice President, Materials Management and Marketing Services of Huls America, Inc. His address is 80
Centennial Avenue P.O. Box 456, Piscataway, New Jersey 08855-0456.

*Heath B. McLendon, Chairman of the Board, President and Chief Executive Officer (Age 65). Managing Director of Salomon Smith Barney, Chairman of the Board of Smith Barney Strategy Advisors Inc. and President of SSBC and Travelers Investment Adviser, Inc. ("TIA"). Mr. McLendon is Chairman or Co-Chairman of the Board and Director of 58 investment companies associated with Salomon Smith Barney Holdings Inc. His address is 388 Greenwich Street, New York, New York 10013.

Jerome Miller, Director (Age 61). Retired, Former President, Asset Management Group of Shearson Lehman Brothers. His address is 27
Hemlock Road, Manhasset, New York, New York  11030.

Ken Miller, Director (Age 56).  President of Young Stuff Apparel
Group, Inc.  His address is 1407 Broadway, 6th Floor, New York, New
York 10018.

Joseph Benevento (Age 31), Vice President and Investment Officer of Salomon Smith Barney and Vice President of the Fund and four investment companies associated with Salomon Smith Barney.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 41). Managing Director of Salomon Smith Barney; Director and Senior Vice President of SSBC and TIA. Mr. Daidone also serves as Senior Vice President and Treasurer of 41 other funds of the Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 47). Managing Director of Salomon Smith Barney. General Counsel and Secretary of SSBC and TIA. Ms. Sydor also serves as Secretary of 41 other funds of the Smith Barney Mutual Funds. Her address is 388 Greenwich Street New York, New York, 10013.

Phyllis M. Zahorodny, Vice President and Investment Officer (Age
40). Investment Officer of SSBC and Managing Director of Salomon Smith Barney; prior to July 1993, Ms. Zahorodny serves as Investment Officer of 4 other funds of the Salomon Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York, 10013.

Lawrence T. McDermott, Vice President and Investment Officer (Age
50). Investment Officer of SSBC and Managing Director of Salomon Smith Barney. Mr. McDermott serves as Investment Officer of 10 other funds of the Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York, 10013.

Each Director also serves as a director, trustee and/or general partner of certain other mutual funds for which Salomon Smith Barney serves as distributor. As of September ___, 1999, the Directors and officers of the Company, as a group, owned less than 1.00% of the outstanding shares of common stock of each fund.

To the best knowledge of the Directors, as of September __, 1999, the following shareholders or "groups" (as such term is defined in section 13(d) of the Securities Exchange Act of 1934, as amended) owned beneficially or of record more than 5% of the shares of the following funds:

FUND
CLASS
PERCENT
NAME
ADDRESS
Cash Portfolio
A
9.7955
Horst Rechelbacher
C/O Dennis Ritchie
Ritchie, Luukkonen, Cambell &
Co. LLP
800 TCF Tower
121 S 8th Street
Minneapolis MN 55402
Cash Portfolio
B
99.999
Charybdis Corp.
James L. Rathmann,
President
600 Dorset Road
Devon PA 19333-1813
Municipal Portfolio

A
38.5754
Saxon & Co.
PNC Bank NA
ABC International Court 2
200 Stevens Drive
Lester PA 19113
Attn: ACI/REORG- Lawrence
Lockwood
Municipal Portfolio
A
25.7804
Staples Inc.
C/O Mary Delong
8 Technology Dr.
Westborough MA 01581-6020
Municipal Portfolio
B
100.00
Smith Barney Inst.
Cash Management Fund
Seed account
Attn: Irving David
388 Greenwich Street
22nd Floor
New York, NY 10013
Government
Portfolio
A
17.9352
V. Salandria, Esq.,
E. Colson, Esq. and
M. L. Kameron Personal
Reps.
Estate of Morris
Rodman
11400 Rockville Pike, Ste 800
Rockville MD 20852-3004
Government
Portfolio
B
100.00
Smith Barney Inst.
Cash Management Fund
Seed account
Attn: Irving David
388 Greenwich Street
22nd Floor
New York, NY 10013

For the fiscal year ended May 31, 1999, the Directors were paid the following compensation as a director of the Company and as trustee and/or general partner of other Smith Barney Mutual Funds.

No officer, director or employee of Salomon Smith Barney or any parent or subsidiary receives any compensation from the Company for serving as an officer or Director of the Company. The Company pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $3,000 per annum plus $750 per meeting attended and reimburses travel and out-of-pocket expenses. For the fiscal year ended May 31, 1999, such expenses totaled $_______:




Name of Person

Aggregate
Compensation
from Company
Total Pension or
Retirement
Benefits Accrued
as part of
Company Expenses
Compensation
from Company and
Fund Complex
Paid to
Directors
Number of Funds
for Which
Director Serves
Within Fund
Complex





Paul R. Ades
$6,200
0
$49,000
5
Herbert Barg
  6,200
0
101,600
16
Dwight B. Crane
  6,200
0
133,850
22
Frank G. Hubbard
  6,200
0
52,000
5
Heath B. McLendon
--
--
--
58
Jerome Miller
  6,200
0
12,400
5
Ken Miller
  6,200
0
52,000
5
John White*
    0**
0
52,000
5

* Director Emeritus. Upon attainment of age 80 Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Company Directors together with reasonable out-of-pocket expenses for each meeting attended. During the Company's last fiscal year aggregate compensation paid by the Company to Directors Emeritus totaled $________.

** Mr. White received $_____, which was the first of 10 deferred compensation payments.

INVESTMENT OBJECTIVES

As discussed in the prospectuses, the investment objective of each of the Cash Portfolio and the Government Portfolio is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek maximum current income that is exempt from federal income taxes to the extent consistent with preservation of capital and the maintenance of liquidity. There can be no assurance that a fund will achieve its investment objective or maintain a stable net asset value of $1.00 per share. The investment objectives of the funds are fundamental and may not be changed without shareholder approval. Shareholders will be notified of material changes in investment policies.

TYPES OF SECURITIES AND INVESTMENT TECHNIQUES

The funds will invest only in eligible high-quality, short-term money market instruments that present minimal credit risks determined by the Manager pursuant to procedures adopted by the Directors.

Each of the funds may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U. S. dollars and has a remaining maturity of 13 months or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs"), or is unrated and of comparable quality to a rated security, as determined by SSBC; and (iii) has been determined by SSBC to present minimal credit risks pursuant to procedures approved by the Directors. In addition, the funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), FitchIBCA, Inc., Duff and Phelps Credit Rating Co. and Thomson BankWatch. A description of the ratings of some NRSROs appears in Appendix A.

Except to the limited extent permitted by Rule 2a-7 and except for U.S. government securities (as described below), the Cash and Municipal Portfolios will not invest more than 5% of their total assets in the securities of any one issuer, except when the securities are subject to demand features and/or guarantees that meet the requirements of Rule 2a-7 (as to diversification and other requirements of the Rule). To ensure adequate liquidity, no fund may invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days and time deposits that mature in more than two business days. Because the funds are typically used as a cash management vehicle, they intend to maintain a high degree of liquidity. SSBC determines and monitors the liquidity of portfolio securities under the supervision of the Directors.

If the funds acquire securities that are unrated (other than U.S.
government securities, as described below), the acquisition must be approved under the procedures adopted by the Board of Directors.

Under Rule 2a-7, each fund may invest more than 5% (but no more than 25%) of the then-current value of its total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the fund does not make more than one such investment at any one time.

Pursuant to Rule 2a-7, each fund invests in ''first-tier" securities. First-tier securities are U.S. government securities, shares of other money market funds, and securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest short-term rating category by the Requisite NRSROs, or are unrated and of comparable quality to a rated security. In addition, a fund may invest in "second-tier" securities, which are defined as eligible securities that are not first-tier securities. However, a fund may not invest in a second-tier security (in the case of the Municipal Portfolio, second tier conduit securities), if immediately after the acquisition thereof the fund would have invested more than (i) the greater of one percent of its total assets or $1,000,000 in second-tier securities (in the case of the Municipal Portfolio, second tier conduit securities) issued by that issuer, or (ii) five percent of its total assets in second-tier securities (in the case of the Municipal Portfolio, second tier conduit securities).

In addition, the Cash Portfolio and the Government Portfolio may not invest more than 5% of their respective total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than the greater of 1% of their respective total assets or $1,000,000 in the Second Tier Securities of any one issuer.

U.S. Government Securities. Each fund invests in securities issued or guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Securities in which the funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, none of the funds will invest in obligations issued by an instrumentality of the U.S. government unless SSBC determines that the instrumentality's credit risk does not make its securities unsuitable for investment by the fund.

Ratings as Investment Criteria. In general, the ratings of NRSROs represent the opinions of those organizations as to the quality of the securities that they rate. It should be emphasized, however, that such ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. These ratings will be used by the funds as initial criteria for the selection of portfolio securities, but the funds also will rely upon the independent advice of SSBC to evaluate potential investments.

Subsequent to the purchase of a particular security by a fund, its rating may be reduced below the minimum required for purchase by the fund or the issuer of the security may default on its obligations with respect to the security. In that event, the fund will dispose of the security as soon as practicable, consistent with achieving an orderly disposition of the security, unless the Directors determine that disposal of the security would not be in the best interest of the fund. In addition, it is possible that a security may cease to be rated or an NRSRO might not timely change its rating of a particular security to reflect subsequent events. Neither of these events will necessarily require the sale of the security by the fund, but the Directors will promptly consider such event in their determination of whether the fund should continue to hold the security. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, the fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

Repurchase Agreements. Each fund may engage in repurchase agreement transactions with banks which are issuers of instruments acceptable for purchase by such fund and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Repurchase agreements are transactions in which a fund purchases securities (normally U.S. government securities) and simultaneously commits to resell those securities to the seller at an agreed upon price on an agreed upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the securities. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Company's custodian maintains possession of the underlying collateral, which is maintained at not less than 100% of the repurchase price. SSBC, acting under the supervision of the Directors, reviews the creditworthiness of those banks and dealers with which a fund enters into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements. Each fund may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. This technique will be used only for temporary or emergency purposes, such as meeting redemption requests or to earn additional income on portfolio securities.

Lending of Portfolio Securities. Each fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, will not exceed 20% of the fund's total assets, taken at value. A fund may not lend its portfolio securities to SSBC or its affiliates without specific authorization from the SEC. Loans of portfolio securities by a fund will be collateralized by cash [letters of credit] or securities issued or guaranteed by the U.S. government or its agencies which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, a fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the fund or with SSBC, and which is acting as a "finder."

By lending portfolio securities, each fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Directors of the Company must terminate the loan and regain the right to vote the securities.

The limit of 20% of each fund's total assets to be committed to securities lending is a fundamental policy of each fund, which means that it cannot be changed without approval of a majority of a fund's outstanding shares. However, the funds do not currently intend to engage in securities lending.

Floating Rate and Variable Rate Obligations. Each fund may purchase floating rate and variable rate obligations, including participation interests therein. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate which changes whenever there is a change in the external interest rate. Each fund may purchase floating rate and variable rate obligations which carry a demand feature that would permit the fund to tender them back to the issuer or remarketing agent at par value prior to maturity. Each fund currently is permitted to purchase floating rate and variable rate obligations with demand features in accordance with requirements established by the SEC, which, among other things, permit such instruments to be deemed to have remaining maturities of 13 months or less, notwithstanding that they may otherwise have a stated maturity in excess of 13 months. Securities with ultimate maturities of greater than 13 months may be purchased only pursuant
to Rule 2a-7.   Frequently, floating rate and variable rate
obligations are secured by letters of credit or other credit support arrangements provided by banks. As determined by SSBC, under the supervision of the Directors, the quality of the underlying creditor or of the bank, as the case may be, also must be equivalent to the quality standards set forth above. In addition, SSBC will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuers of the obligations, and similarly will monitor the creditworthiness of the institution responsible for paying the principal amount of the obligation under the demand feature.

Participation Interests. The funds may invest in participation interests in any type of security in which the funds may invest. Each fund may invest in participation interests in floating rate or variable rate obligations owned by banks. A participation interest gives the purchaser an undivided interest in the obligation in the proportion that the fund's participation interest bears to the total principal amount of the obligation and provides the demand repurchase feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank that SSBC, under the supervision of the Directors, has determined meets the prescribed quality standards of the fund. Each fund has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the fund's participation interest in the obligation, plus accrued interest. Each fund currently is permitted to invest in participation interests when the demand provision complies with conditions established by the SEC. Banks will retain or receive a service fee, letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the obligations over the negotiated yield at which the instruments were purchased by the fund. Participation interests in the form to be purchased by the Municipal Portfolio are relatively new instruments, and no ruling of the Internal Revenue Service has been secured relating to their tax-exempt status. Each of the Cash Portfolio and the Municipal Portfolio intends to purchase participation interests based upon opinions of counsel.

When-Issued Securities. Each fund may purchase securities on a when-issued basis, in which case delivery of and payment for the securities normally take place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate to be received on the securities purchased on a when-issued basis are each fixed when the buyer enters into a commitment. Although each fund will purchase securities on a when-issued basis only with the intention of actually acquiring the securities, the fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

Securities purchased on a when-issued basis and the securities held in a fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which generally will result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent a fund remains substantially fully invested at the same time it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the fund's assets will vary from $1.00 per share. Interest will not accrue on fixed income securities purchased by a fund until delivery and payment for the securities take place. Purchasing securities on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction.

A separate account consisting of cash or other liquid securities equal to the amount of the when-issued commitments will be established with the Company's custodian with respect to a fund's when-issued obligations. When the time comes to pay for when-issued securities, a fund will meet its obligations from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the fund's payment obligations). Sales of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are not exempt from federal income tax.

Municipal Leases. The Cash Portfolio and the Municipal Portfolio may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sales contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an uncon-ditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the section "Obligations of Financial Institutions," below.

In evaluating municipal lease obligations, SSBC will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and
(g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then SSBC may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the fund.

Demand Features -- The funds may invest in securities that are subject to puts and standby commitments, also known as demand features. Demand features give the fund the right to resell securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed upon price or yield. Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: (i) to shorten the maturity of a variable or floating rate security, (ii) to enhance the instrument's credit quality, and (iii) to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the funds' investments may be dependent in part on the credit quality of the banks supporting the funds' investments and changes in the credit quality of these financial institutions could cause losses to the funds and affect their share prices. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

The Cash Portfolio

The Cash Portfolio pursues its objective by investing primarily in high quality commercial paper and obligations of financial institutions. The fund may also invest in U.S. government securities and municipal securities, although the fund expects to invest in such securities to a lesser degree.

Debt Securities -- The fund may invest in debt obligations of domestic and foreign issuers, including commercial paper (short-term promissory notes issued by companies to finance their, or their affiliates', current obligations), notes and bonds and variable amount master demand notes. The fund may invest in privately issued commercial paper that is restricted as to disposition under the federal securities laws. In general, any sale of this paper may not be made without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an appropriate exemption therefrom. Pursuant to the provisions of Section 4(2) of the 1933 Act, however, some privately issued commercial paper ("Section 4(2) paper") is eligible for resale to institutional investors, and accordingly, SSBC may determine that a liquid market exists for that paper pursuant to guidelines adopted by the Directors. If a particular investment in
Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities.

Bank Obligations. Domestic commercial banks organized under federal law ("national banks") are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the fund, depending upon the principal amount of certificates of deposit ("CDs") of each bank held by the fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of government regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of Financial Institutions -- The fund may invest in obligations of financial institutions. Examples of obligations in which the fund may invest include negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks having total assets in excess of $1 billion or the equivalent of $1 billion in other currencies (in the case of foreign banks) and securities backed by letters of credit of U.S. banks or other U.S. financial institutions that are members of the Federal Reserve System or the FDIC (including obligations of foreign branches of such members), if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit in denominations greater than $100,000 that are purchased by the fund will not be fully insured. The Cash Portfolio may purchase fixed time deposits maturing from two business days to seven calendar days up to 10% of its total assets. The Cash Portfolio may also purchase fixed time deposits maturing in more than seven calendar days but in less than one year, provided, however, that such fixed time deposits shall be considered illiquid securities.

The Cash Portfolio intends to maintain at least 25% of its total assets invested in obligations of domestic and foreign banks, subject to the above-mentioned size criteria. The fund may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidiaries located in Canada, and in instruments issued by foreign banks through their branches located in the United States and the United Kingdom. In addition, the Cash Portfolio may invest in fixed time deposits of foreign banks issued through their branches located in Grand Cayman Island, Nassau, Tokyo and Toronto. The fund may also invest in Eurodollar and Yankee bank obligations.

Obligations of foreign branches of domestic banks and of foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to a specific percentage of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by domestic branches of foreign banks or by foreign branches of foreign banks, SSBC will carefully evaluate such investments on a case-by-case basis.

Eurodollar or Yankee Obligations -- Eurodollar bank obligations are dollar denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities -- The fund may invest without limit in U.S. government securities as described under "The Government
Portfolio."

Municipal Securities -- The fund may invest in obligations of states, territories or possessions of the United States and their subdivisions, authorities and corporations as described under "The Municipal Portfolio." These obligations may pay interest that is exempt from federal income taxation, but only the Municipal Portfolio's distributions of tax-exempt interest will be tax-exempt for shareholders.

Custodial Receipts. The Cash Portfolio may acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. government notes or bonds. These notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), "Certificates of Accrual on Treasury Securities" ("CATS") and FICO Strips. The underwriters of these certificates or receipts purchase a U.S. government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. government securities but are not U.S. government securities. Although typically under the terms of a custodial receipt the Cash Portfolio is authorized to assert its rights directly against the issuer of the underlying obligation, the Cash Portfolio may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Cash Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Cash Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a nontaxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

Asset-Backed and Receivable-Backed Securities. The Cash Portfolio may invest in asset-backed and receivable-backed securities. Several types of asset-backed and receivable-backed securities have been offered to investors, including "Certificates for Automobile Receivables" ("CARs") and interests in pools of credit card receivables. CARs represent undivided fractional interests in a trust, the assets of which consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs are passed through monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARs may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the availability of deficiency judgments following such sales, because of depreciation, damage or loss of a vehicle, because of the application of federal and state bankruptcy and insolvency laws or other factors. As a result, certificate holders may experience delays in payment if the letter of credit is exhausted. Consistent with the fund's investment objective and policies and, subject to the review and approval of the Company's Board of Directors, the fund also may invest in other types of asset-backed and receivable-backed securities.

Participation Interests. The Cash Portfolio may purchase participation interests in loans with remaining maturities of 13 months or less. These loans must be made to issuers in whose obligations the fund may invest. Any participation purchased by the fund must be issued by a bank in the United States with assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the fund to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation, such as commercial paper, of the borrower. Moreover, under the terms of the loan participation, the fund may be regarded as a creditor of the issuing bank, rather than of the underlying corporate borrower, so that the fund may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participation interests is limited and any participation interest may be regarded as illiquid.

In the event that SSBC does not believe that price quotations currently obtainable from banks, dealers or pricing services consistently represent the market values of participation interests, SSBC will, following guidelines established by the Board of Directors, value the participation interests held by the Cash Portfolio at fair value, which approximates market value. In valuing a participation interest, SSBC will consider the following factors, among others: (i) the characteristics of the participation interest, including the cost, size, interest rate, period until next interest rate reset, maturity and base lending rate of the participation interest, the terms and conditions of the loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Company's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) the market for the participation interest, including price quotations for and trading in the participation interest and similar participation interests or instruments and the market environment and investor attitudes toward the participation interest or participation interests generally; (v) the quality and creditworthiness of any intermediary participants; and (vi) general economic or market conditions.

The Government Portfolio pursues its objective by investing exclusively in obligations issued and/or guaranteed, as to payment of principal and interest, by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations. The Government Portfolio will be rated from time to time by S&P and Moody's.

U.S. Government Securities -- U.S. government securities are securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and include, for the purpose of describing permitted investments, repurchase agreements collateralized and municipal securities refunded with escrowed U.S. government securities ("U.S. Government Securities"). U.S. Government Securities in which the fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, U.S. Government Securities in which the fund may invest include securities supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of Federal Home Loan Banks; and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.

The Municipal Portfolio

The Municipal Portfolio pursues its objective by investing primarily in municipal securities whose interest is exempt from federal income tax. Under normal market conditions, the fund will invest at least 80% of its assets in municipal securities whose interest is exempt from federal income tax. However, the fund reserves the right to invest up to 20% of the value of its assets in securities whose interest is federally taxable. In addition, the fund may invest without limit in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a federal alternative minimum tax to the extent the fund's dividends are derived from interest on these bonds. These private activity bonds are included in the term "municipal securities" for purposes of determining compliance with the 80% test described above. Dividends derived from interest income on all municipal securities are a component of the "current earnings" adjustment item for purposes of the federal corporate alternative minimum tax. Additionally, when SSBC is unable to locate investment opportunities with desirable risk/reward characteristics, the fund may invest without limit in cash and cash equivalents, including obligations that may be federally taxable.

Description of Municipal Obligations. Municipal obligations in which the Municipal Portfolio may invest are short-term debt obligations of states, cities, counties, municipalities, municipal agencies and regional districts (generally referred to as "municipalities") that pay interest which is excluded from gross income for federal income tax purposes ("Municipal Obligations"). The three principal classifications of Municipal Obligations are Municipal Bonds, Municipal Commercial Paper and Municipal Notes.

At times, the fund may invest more than 25% of the value of its total assets in tax-exempt securities that are related in such a way that an economic, business, or political development or change affecting one such security could similarly affect the other securities; for example, securities whose issuers are located in the same state, or securities whose interest is derived from revenues of similar type projects. The fund may also invest more than 25% of its assets in industrial development bonds or participation interests therein.

The Municipal Portfolio (and each of the other funds) intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. In order to so qualify, among other things, the fund generally must ensure that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the fund's total assets will be invested in the securities (other than U.S. Government Securities) of a single issuer or of two or more issuers that the fund controls and that are engaged in the same, similar or related trades or businesses and (ii) at least 50% of the market value of the fund's total assets is represented by (a) cash and cash items, (b) U.S. Government Securities and (c) other securities limited in respect of any one issuer to an amount not greater in value than 5% of the market value of the fund's total assets and to not more than 10% of the outstanding voting securities of the issuer.

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the fund's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the fund invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978, as amended. Therefore, the possibility exists that as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

Municipal Bonds. Municipal Bonds, which generally have a maturity of more than one year when issued, have two principal classifications: General Obligation Bonds and Revenue Bonds. A private activity bond is a particular kind of Revenue Bond. The classifications of Municipal Bonds and private activity bonds are discussed below.

1.	General Obligation Bonds.  The proceeds of these obligations are used to finance a wide range of public projects including construction or improvement of schools, highways and roads, and water and sewer systems. General Obligation Bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

2.	Revenue Bonds.  Revenue Bonds are issued to finance a wide
variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a Revenue Bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

3.	Private Activity Bonds.  Private activity bonds are
considered Municipal Bonds if the interest paid on them is excluded from gross income for federal income tax purposes and are issued by or on behalf of public authorities to raise money to finance, for example, various privately operated facilities for manufacturing and housing. These bonds also are used to finance facilities such as airports, docks, wharves and mass commuting facilities. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal Commercial Paper. Issues of Municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or are refinanced with long-term debt. These obligations generally have maturities of thirteen months or less. In most cases, Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

1.	Tax Anticipation Notes.  Tax Anticipation Notes are issued
to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes and are payable from these specific future taxes.

2.	Revenue Anticipation Notes.  Revenue Anticipation Notes are
issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing
Program.

3.	Bond Anticipation Notes.  Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for the repayment of the Notes.

4.	Construction Loan Notes.  Construction Loan Notes are sold
to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of Construction Loan Notes, is sometimes provided by a commitment by the Government National Mortgage Association ("GNMA") to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Municipal Portfolio will purchase only construction Loan Notes that are subject to GNMA or bank purchase commitments.

There are a number of other types of Municipal Commercial Paper issued for specified purposes and secured in manners that may vary from those described above.

Taxable Investments. Because the Municipal Portfolio's objective is to provide income exempt from federal income taxes, the fund generally will invest in taxable obligations only if and when the Directors believe it would be in the best interests of the fund's shareholders to do so.

Situations in which the Municipal Portfolio may invest up to 20% of its total assets in taxable securities include: (a) pending investment of proceeds of sales of fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities or (c) when the fund is attempting to maintain liquidity for the purpose of meeting anticipated redemptions. The fund temporarily may invest more than 20% of its total assets in taxable securities to maintain a defensive posture when, in the opinion of Salomon Smith Barney, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations.

Purchase of Securities with Stand-By Commitments. The Municipal Portfolio may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a broker-dealer, dealer or bank would agree to purchase at the fund's option a specified Municipal Obligation at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a "put" option acquired by the fund with respect to a particular Municipal Obligation held in the Portfolio's portfolio.

The amount payable to the Municipal Portfolio upon its exercise of a stand-by commitment normally would be (a) the acquisition cost of the Municipal Obligation (excluding any accrued interest the fund paid on the acquisition), less any amortization of market premium or plus any amortization of market or original issue discount during the period the fund owned the security, plus (b) all interest accrued on the security since the last interest payment date during the period that the security was owned by the fund. Absent unusual circumstances, the fund would value the underlying Municipal Obligation at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying Municipal Obligation.

The Municipal Portfolio's right to exercise a stand-by commitment would be unconditional and unqualified. Although the fund could not transfer a stand-by commitment, the fund could sell the underlying Municipal Obligation to a third party at any time. It is expected that stand-by commitments generally will be available to the fund without the payment of any direct or indirect consideration. The fund may pay for stand-by commitments, however, if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held by the fund would not exceed 1/2 of 1% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired.

The Municipal Portfolio intends to enter into stand-by commitments only with broker-dealers, dealers or banks that Salomon Smith Barney believes present minimum credit risks. The fund's ability to exercise a stand-by commitment will depend on the ability of the issuing institution to pay for the underlying securities at the time that the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to the fund will be evaluated on an ongoing basis by SSBC in accordance with procedures established by the Board of Directors.

The Municipal Portfolio intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying Municipal Obligation, which will continue to be valued in accordance with the amortized cost method. Each stand-by commitment will be valued at zero in determining net asset value. Should the fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a Municipal Obligation purchased by the fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of the fund's portfolio.

The Municipal Portfolio understands that the Internal Revenue Service has issued a revenue ruling to the effect that, in specific factual circumstances, a registered investment company will be treated for federal income tax purposes as the owner of Municipal Obligations acquired subject to a stand-by commitment and the interest on the Municipal Obligations will be tax-exempt to the fund. There can be no assurance that all of the fund's stand-by commitments will be factually the same as those described in this ruling or governed by its conclusions.

Municipal Leases -- The fund may invest in municipal leases or participation interests therein. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities.

Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payment on an annual basis, which may result in termination of the lease and possible default. SSBC may determine that a liquid market exists for municipal lease obligations pursuant to guidelines established by the Directors.

Taxable Investments -- As discussed above, although the fund will attempt to invest substantially all of its assets in municipal securities whose interest is exempt from federal income tax, the fund may, under certain circumstances, invest in certain securities whose interest is subject to such taxation. These securities include: (i) short-term obligations of the U.S. government, its agencies or instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest bearing savings deposits of banks having total assets of more than $1 billion and whose deposits are insured by the FDIC, (iii) commercial paper and (iv) repurchase agreements as described below covering any of the securities described in items (i) and (iii) above or any other obligations of the U.S. government, its agencies or instrumentalities. Income from securities lending transactions is also taxable.

Derivative Products -- The Municipal Portfolio may invest up to 20% of the value of its assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the fund holds an interest in one or more underlying bonds coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal obligations. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the fund. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the fund receives an opinion of legal counsel to the effect that the income from each derivative product is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

The fund intends to limit the risk of derivative products by purchasing only those derivative products that are consistent with the fund's investment objective and policies. The fund will not use such instruments to leverage securities. Hence, derivative products' contributions to the overall market risk characteristics of a fund will not materially alter its risk profile and will be fully consistent with the fund's maturity guidelines.

RISK FACTORS

Although each fund only invests in high quality money market instruments, an investment in a fund is subject to risk even if all securities in a fund's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

Each fund will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by such fund. The market value of the obligations in each fund can be expected to vary inversely to changes in prevailing interest rates. Investors should recognize that, in periods of declining interest rates, the yield of each fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of each fund will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to each fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the fund, thereby reducing the current yield of the fund. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the funds will invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

Investments in securities issued by foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign bank than about a domestic bank.

INVESTMENT RESTRICTIONS

As indicated in the prospectus, each fund has adopted certain fundamental investment restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Company (or a particular fund if a matter affects just that fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Company (or a particular fund) are present or represented by proxy.

As used in the restrictions set forth below and as used elsewhere in this SAI, the term "U.S. government securities" shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. government securities as securities issued or guaranteed by the United States government, its agencies or instrumentalities and has been interpreted (other than for tax purposes) to include repurchase agreements collateralized and municipal securities refunded with escrowed U.S. government securities.

If a percentage restriction described below is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction. The identification of the issuer of a Municipal Obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then the non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Each fund may make commitments more restrictive than the fundamental restrictions listed below so as to permit the sale of fund shares in certain states. Should a fund determine that any such commitment is no longer in the best interests of the fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state involved.

The funds have adopted the following fundamental policies:

(1)	With respect to 75% of its assets, a fund may not purchase a security other than a U.S. Government Security, if, as a result, more than 5% of the fund's total assets would be invested in the securities of a single issuer or the fund would own more than 10% of the outstanding voting securities of any single issuer.

(2)	A fund may not purchase securities if more than 25% of the
value of a fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities or in obligations of domestic or foreign commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Municipal Portfolio's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

(3)	A fund may not act as an underwriter of securities issued by others, except to the extent that a fund may be deemed an underwriter in connection with the disposition of portfolio securities of such fund.

(4)	A fund may not make loans, except that this restriction
shall not prohibit (a) purchase and holding of a portion of an issue of publicly distributed debt securities, (b) the lending of portfolio securities, or (c) entry into repurchase agreements. A fund may not lend any security if, as a result, more than 20% of a fund's total assets would be lent to other parties.

(5)	A fund may not purchase or sell real estate or any interest
therein, except that the fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

(6)	A fund may borrow money for emergency purposes (not for
leveraging) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 5% of the value of a fund's total assets by reason of a decline in net assets, the fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation. Reverse repurchase agreements or the segregation of assets in connection with such agreements shall not be considered borrowing for the purposes of this limit.

(7)	Each fund may, notwithstanding any other investment policy
or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as that fund.

Each fund has adopted the following nonfundamental investment restrictions that may be changed by the Board of Directors of the Company without shareholder approval:

(1)	A fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of the fund's net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The directors, or the fund's investment adviser acting pursuant to authority delegated by the directors, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

(2)	A fund may not purchase the securities of an issuer if one
or more of the Directors or Officers of the fund individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer or together own beneficially more than 5% of such securities.

(3)	A fund may not invest more than 15% of its assets in the
securities of any unseasoned issuer or in illiquid securities. Solely for the purposes of this paragraph, illiquid securities include securities eligible for resale pursuant to Rule 144A.

(4)	A fund may not invest in the securities of another
investment company except in connection with a merger, consolidation, reorganization or acquisition of assets.

(5)	A fund may not purchase securities on margin, or make short
sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(6)	A fund may not invest more than 5% of the value of its total assets in the securities of any issuer that has conducted continuous operations for less than three years, including operations of predecessors, except that this shall not affect the fund's ability to invest in US. Government Securities, fully collateralized debt obligations, municipal obligations, securities that are rated by at least one nationally recognized statistical rating organization and securities guaranteed as to principal and interest by an issuer in whose securities the fund could invest.

(7)	A fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

(8)	A fund may not invest directly in interests in oil and gas
or interests in other mineral exploration or development programs or leases; however, the fund may own debt securities of companies engaged in those businesses.

(9)	A fund may not invest in companies for the purpose of
exercising control of management.

Portfolio Turnover

The funds do not intend to seek profits through short-term trading. Nevertheless, the funds will not consider turnover rate a limiting factor in making investment decisions. Because the funds invest in securities with relatively short-term maturities, each fund is expected to have a high portfolio turnover rate. However, a high turnover rate should not increase a fund's costs because brokerage commissions are not normally charged on the purchase and sale of money market instruments.

Under certain market conditions, a fund may experience increased portfolio turnover as a result of its options activities. For instance, the exercise of a substantial number of options written by a fund (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. The portfolio turnover rate of a fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less on the date of acquisition are excluded from the calculation.

Portfolio Transactions

Most of the purchases and sales of securities for a fund, whether transacted on a securities exchange or in the over-the-counter market, will be effected in the primary trading market for the securities. The primary trading market for a given security generally is located in the country in which the issuer has its principal office. Decisions to buy and sell securities for a fund are made by SSBC which also is responsible for placing these transactions, subject to the overall review of the Company's Board of Directors.

Although investment decisions for each fund are made independently from those of the other accounts managed by its Investment Manager, investments of the type the fund may make also may be made by those other accounts. When a fund and one or more other accounts managed by its SSBC are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Investment Manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a fund or the size of the position obtained or disposed of by the fund.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality, respectively.

In selecting brokers or dealers to execute portfolio transactions on behalf of a fund, the fund's Investment Manager seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Manager will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and the execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each advisory agreement between the Company and the Manager relating to a fund authorizes the Manager, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the fund, the other funds and/or other accounts over which the Manager or its affiliates exercise investment discretion. The fees under the advisory agreements relating to the funds between the Company and the Managers are not reduced by reason of their receiving such brokerage and research services. The Company's Board of Directors periodically will review the commissions paid by the funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the funds.

To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the Board of Directors has determined that transactions for a fund may be executed through Salomon Smith Barney and other affiliated broker-dealers if, in the judgment of the fund's Investment Manager, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Salomon Smith Barney may directly execute such transactions for the Portfolios on the floor of any national securities exchange, provided (a) the Board of Directors has expressly authorized Salomon Smith Barney to effect such transactions, and (b) Salomon Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

YIELD INFORMATION

The funds may measure performance in several ways, including "yield", "effective yield" and "tax equivalent yield" (for the Municipal Portfolio only). A fund's yield is a way of showing the rate of income the fund earns on its investments as a percentage of the fund's share price. Yield represents the income, less expenses generated by the investments, in the fund over a seven-day period expressed as an annual percentage rate. Effective yield is similar in that it is calculated over the same time frame, but instead the net investment income is compounded and then annualized. Due to the compounding effect, the effective yield will normally be higher than the yield. The Municipal Portfolio may also quote its tax-equivalent yield, which shows the taxable yield an investor would have to earn before taxes to equal the fund's tax-free yield. Fund yield figures are based upon historical earnings and are not intended to indicate future performance. A fund may provide current annualized and effective annualized yield quotations based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns.

In performance advertising, the funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., CDA/Wiesenberger, IBC Money Fund Report or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The funds may also compare their performance information with the performance of recognized stock, bond and other indexes, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, the Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds may refer to general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). The funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of a fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period. The fund's current yield shall be calculated by (a) determining the net change during a seven calendar day period in the value of a hypothetical account having a balance of one share at the beginning of the period, (b) dividing the net change by the value of the account at the beginning of the period to obtain a base period return, and (c) multiplying the quotient by 365/7 (i.e., annualizing). For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, the fund may advertise effective yield quotations. Effective yield quotations are calculated by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result (i.e., compounding).
The Municipal Portfolio's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the fund's yield after taxes. Tax equivalent yields are calculated by dividing the Municipal Portfolio's yield by one minus the stated federal tax rate. If only a portion of the fund's yield is tax-exempt, only that portion is adjusted in the calculation.

Although published yield information is useful to investors in reviewing a fund's performance, investors should be aware that the fund's yield fluctuates from day to day and that the fund's yield for any given period is not an indication or representation by the Portfolio of future yields or rates of return on the fund's shares. Also, Processing Organizations may charge their customers direct fees in connection with an investment in a fund, which will have the effect of reducing the fund's net yield to those shareholders. The yield of a fund is not fixed or guaranteed, and an investment in a fund is not insured. Accordingly, a fund's yield information may not necessarily be used to compare fund shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. In addition, because investments in the funds are not insured or guaranteed, a fund's yield information may not necessarily be used to compare the fund with investment alternatives which are insured or guaranteed.

For the seven-day period ended May 31, 1999, the yield and effective yield for Class A shares of the Cash Portfolio, Government Portfolio and Municipal Portfolio were as follows:

Portfolio
Yield
Effective
Yield
Cash Portfolio (Class A)


Cash Portfolio (Class B)


Government Portfolio (Class A)*


Municipal Portfolio+ (Class A)*



* As at May 31, 1999, [no Class B shares of were outstanding, accordingly, no comparable information is available on that class.]

+ The Municipal Portfolio's tax-equivalent yield (assuming a federal income tax rate of ___%) for the same period for Class A shares was ___%

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Cash Portfolio and the Government Portfolio is determined as of 2 pm New York City time on each day that the New York Stock Exchange ("NYSE") and the Company's custodian are open. The net asset value per share of the Municipal Portfolio is determined as of 12 noon, New York City time on each day that the NYSE and the Company's custodian are open. The net asset value per share of each fund is determined by dividing the fund's net assets attributable to the class (i.e., the value of its assets less liabilities) by the total number of shares of the class outstanding. Each fund may also determine net asset value per share on days when the NYSE is not open, but when the settlement of securities may otherwise occur. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each fund uses the "amortized cost method" for valuing portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method of valuation of the fund's securities involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of portfolio securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. During such periods the yield to investors in the fund may differ somewhat from that obtained in a similar company that uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such similar company, and existing investors would receive less (more) investment income. The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of the fund's shares will remain at $1.00; however, shareholders should be aware that despite procedures that will be followed to have a stabilized price, including maintaining a maximum dollar-weighted average portfolio maturity of 90 days and investing in securities with remaining maturities of only 13 months or less, there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause the fund's price per share to change from $1.00.

PURCHASE OF SHARES

Purchases of fund shares may be made directly through the Company's transfer agent, First Data Investor Services Group, Inc. ("First Data"), through a brokerage account maintained with Salomon Smith Barney or with a broker that clears securities transactions through Salomon Smith Barney on a fully disclosed basis (an "Introducing Broker"). Salomon Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee. The Company reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Class A shares are available for purchase by institutional investors on their own behalf. Class B shares are available for purchase by institutional investors on behalf of their clients.

The minimum initial investment in each fund is $1,000,000. The minimum subsequent investment is $50.

The issuance of shares of a fund is recorded on the books of the Company, and, to avoid additional operating costs and for investor convenience, stock certificates will not be issued unless expressly requested in writing by a shareholder. Certificates will not be issued for fractional shares.

The Company's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order becomes effective when First Data, Salomon Smith Barney or an Introducing Broker receives, or converts the purchase amount into federal funds (i.e., monies of member banks within the Federal Reserve Board) that are either in the client's brokerage account at Salomon Smith Barney or the Introducing Broker before the fund's close of business. When orders for the purchase of Company shares are paid for in federal funds, or are placed by an investor with sufficient federal funds or cash balance in the investor's brokerage account with Salomon Smith Barney or the Introducing Broker, the order becomes effective on the day of receipt if the order is received prior to 12 noon (New York time) which is the close of business with respect to orders for the Municipal Portfolio and 2:00 p.m. (New York time) which is the close of business with respect to orders for the Cash and Government Portfolios, on any day the Company calculates its net asset value. Purchase orders received after the close of business or with respect to which federal funds are not available, or when orders for the purchase of shares are paid for other than in federal funds, will not be accepted and a new purchase order will need to be submitted on the next day the Company calculates the fund's net asset value. Shares purchased begin to accrue income dividends on the business day the purchase order becomes effective.

EXCHANGE PRIVILEGE

Shareholders of a fund may exchange their shares for shares of any other fund on the basis described below. To qualify for the exchange privilege, a shareholder must exchange shares with a current value of at least $1,000. Under the exchange privilege, each of the funds offers to exchange its shares for shares of any other fund, on the basis of relative net asset value per share. Since all of the funds seek to maintain a constant $1.00 net asset value per share, it is expected that any exchange with those funds would be on a share-for-share basis. If in utilizing the exchange privilege the shareholder exchanges all his shares of a fund, all dividends accrued on such shares for the month to date will be invested in shares of the fund into which the exchange is being made. An exchange between funds pursuant to the exchange privilege is treated as a potentially taxable transaction for shareholders for federal income tax purposes.

To exercise the exchange privilege, shareholders should contact First Data or their Salomon Smith Barney Financial Consultant, who will advise the applicable fund of the exchange. A shareholder may make exchanges by telephone, provided that (i) he has elected the telephone exchange option on the account application, (ii) the registration of the account for the new fund will be the same as for the fund from which it is exchanged, and (iii) the shares to be exchanged are not in certificate form. To make exchanges by telephone, a shareholder should call the telephone number listed above. The shareholder should identify himself by name and account number and give the name of the fund into which he wishes to make the exchange, the name of the fund and the number of shares he wishes to exchange. The shareholder also may write to First Data requesting that the exchange be effected. Such letter must be signed exactly as the account is registered with signature(s) guaranteed by a commercial bank which is a member of the FDIC, a trust company or a member firm of a domestic securities exchange. The Company reserves the right to require a properly completed exchange application.

These exchange privileges may be modified or terminated at any time.

REDEMPTION OF SHARES

Shareholders may redeem their shares without charge on any day the Company calculates its net asset value. Redemption requests received in proper form prior to 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio), New York time, are priced at the net asset value as next determined. Redemption requests received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio), New York time, will not be accepted and a new redemption request should be submitted on the following day that the Company calculates its net asset value. Redemption requests must be made through Salomon Smith Barney, an introducing broker or the securities dealer in the selling group through whom the shares were purchased, except that shareholders who purchased shares of the Company from First Data may also redeem shares directly through First Data. A shareholder desiring to redeem shares represented by certificates also must present the certificates to Salomon Smith Barney, the Introducing Broker or First Data endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until certificates are received by First Data in proper form.

Shares held at Salomon Smith Barney. A redemption request received by Salomon Smith Barney in proper form before 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) will not earn a dividend on the day the request is received and redemption proceeds will be credited to a shareholder's account on the same day.
Shares held at First Data. A shareholder who purchased shares of the Company directly through First Data may redeem shares through First Data in the manner described under "Expedited Redemption Procedures" and "Ordinary Redemption Procedures".

Expedited Redemption Procedures

Shareholders meeting the requirements stated below may initiate redemptions by submitting their redemption requests by telephone at 800-451-2010 or mail to First Data and have the proceeds sent by a Federal funds wire to a previously designated bank account. A redemption request received prior to 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time) will not earn a dividend on the day the request is received and payment will be made in Federal funds wired on the same business day. If an expedited redemption request for which the redemption proceeds will be wired is received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time), and prior to the close of regular trading on a day on which First Data is open for business, the redemption proceeds will be wired on the next business day following the redemption request that First Data is open for business. A redemption request received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time) will earn a dividend on the day the request is received. If an expedited redemption request is received after the regular close of trading on the NYSE or on a day that Salomon Smith Barney or First Data is closed, the redemption proceeds will be wired on the next business day following receipt of the redemption request. Therefore, a redeeming shareholder will receive a dividend on the day the request is received, but not on the day that shares are redeemed out of his account. The Company or First Data will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. In this regard, the Fund and First Data will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions and exchanges are not available for shares for which certificates have been issued.

To utilize the expedited redemption procedure, all shares must be held in non-certificate form in the shareholder's account. In addition, an account application with the expedited section properly completed must be on file with First Data before an expedited redemption request is submitted. This form requires a shareholder to designate the bank account to which its redemption proceeds should be sent. Any change in the bank account designated to receive the proceeds must be submitted in proper form on a new account application with signature guaranteed. In making a telephone redemption request, a shareholder must provide the shareholder's name and account number, the dollar amount of the redemption requested, the name of the fund, and the name of the bank to which the redemption proceeds should be sent. If the information provided by the shareholder does not correspond to the information on the application, the transaction will not be approved. If, because of unusual circumstances, a shareholder is unable to contact First Data at the telephone number listed on the preceding page to make an expedited redemption request, he may contact his Salomon Smith Barney Financial Consultant to effect such a redemption, or request redemption in writing as described under "Ordinary Redemption Procedures" below.

Ordinary Redemption Procedures

If this method of redemption is used, the shareholder may submit his redemption request in writing to First Data. A fund will make payment for shares redeemed pursuant to the ordinary redemption procedures by check sent to the shareholder at the address on such shareholder's account application. Such checks will normally be sent out within one business day, but in no event more than three business days after receipt of the redemption request in proper form. If certificates have been issued representing the shares to be redeemed, prior to effecting a redemption with respect to such shares, First Data must have received such certificates. A shareholder's signature must be guaranteed by an "eligible guarantor institution", as such term is defined by Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, the existence and validity of which may be verified by First Data through use of industry publications. A notary public is not an acceptable guarantor. In certain instances, First Data may request additional documentation which it believes necessary to insure proper authorization such as, but not limited to: trust instruments, death certificates, appointment of executor or administrator, or certificates of corporate authority. Shareholders having questions regarding proper documentation should contact First Data.

MANAGEMENT AGREEMENT, PLAN OF DISTRIBUTION AND OTHER SERVICES

Manager

SSBC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly owned subsidiary of Travelers Group, Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Services. Salomon Smith Barney and Salomon Smith Barney Holdings Inc. are each located at 388 Greenwich Street, New York, New York 10013.

SSBC was incorporated on March 12, 1968 under the laws of Delaware. As of August 31, 1999 SSBC had aggregate assets under management in excess of $_________ billion.

SSBC manages the day-to-day operations of each fund pursuant to management agreements entered into by the Company on behalf of each fund. Under the management agreements, the Manager offers each fund advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects of the business and affairs of each fund. It also furnishes each fund with executive and other personnel; management, bookkeeping, accounting and administrative services; office space and equipment; and the services of the officers and employees of the Company.

Each fund's management agreement provides that all other expenses not specifically assumed by the Manager under each management agreement are borne by the Company. Expenses payable by the Company include, but are not limited to, all charges of custodian (including amounts as custodian and amounts for keeping books, performing portfolio valuations, and for rendering other services to the Company) and shareholder servicing agents, filing fees and expenses relating to the registration and qualification of the Company's shares under federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Company's registration statements and prospectuses), expenses of preparing, printing and distributing all proxy material, reports and notices to shareholders, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the 1940 Act, fees of auditors and legal counsel, interest, taxes, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, and all other costs incident to the Company's corporate existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each fund; the management fee and general corporate expenses are allocated on the basis of relative net assets. No sales or promotion expenses are incurred by the Company, but expenses incurred in complying with laws regulating the issue or sale of the Company's shares are not deemed sales or promotion expenses.

The Manager has agreed that if in any fiscal year the total expenses of any fund, exclusive of taxes, brokerage, interest and extraordinary expenses exceed 0.80% of the average daily net assets for that fiscal year of the fund, the Manager will reduce its fee to the extent of such excess. The 0.80% voluntary expense limitation shall be in effect until it is terminated by 14 days' written notice to shareholders and by supplement to the then current prospectus.

As compensation for SSBC's services to the funds, each fund pays a monthly fee at the annual rate of 0.27% of the value of that fund's average daily net assets.

SSBC waived a portion of its management fee for the Company for the fiscal year ended May 31, 1999, and the effective rate of the management fee was ____%, ______% and ______% of the daily net assets for the Cash Portfolio, Government Portfolio and Municipal Portfolio, respectively. For the past fiscal year, total operating expenses without the management fee waiver were ______%,______% and ______% of the average daily net assets for the Cash Portfolio, Government Portfolio and Municipal Portfolio, respectively.

For the fiscal year ended May 31, 1997, SSBC waived a portion of the management fees due to it. Absent this fee waiver, the management fees for the Portfolio's Class A shares would have been $585,305, $227,516 and $117,100, respectively, for the Cash
Portfolio, Government Portfolio and Municipal Portfolio.

For the fiscal year ended May 31, 1998, SSBC waived a portion of the management fees due to it. Absent this fee waiver, the management fees for the funds would have been $1,505,040, $325,002 and $186,349, respectively, for the Cash Portfolio, Government
Portfolio and Municipal Portfolio.

No Class B shares were outstanding for the Government Portfolio or the Municipal Portfolio during the period, however management estimates that total operating expenses without the management fee waiver would have been 0.64% and 0.66% of average daily net assets, respectively.

For the fiscal year ended May 31, 1999, SSBC waived a portion of the management fees due to it. Absent this fee waiver, the management fees for the funds would have been $__________________, $__________________ and $___________________, respectively, for the
Cash Portfolio, Government Portfolio and Municipal Portfolio.


No Class B shares were outstanding for the Government Portfolio or the Municipal Portfolio during the period, however management estimates that total operating expenses without the management fee waiver would have been 0.64% and 0.66% of average daily net assets, respectively.

Distributor

Salomon Smith Barney serves as Principal Underwriter of shares of the Company. The Company has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. With respect to Class A shares, the Plan permits SSBC to use its advisors fee to pay a fee to Salomon Smith Barney which in turn makes payments to securities dealers with which Salomon Smith Barney has entered into selected dealers agreements. Salomon Smith Barney may also use a portion of the fee it receives under the Plan to compensate its Financial Consultants. The purpose of the Plan is to promote distribution of the Fund's shares and to enhance the provision of shareholder services. The Plan merely permits the reallocation of a portion of the advisory fee received to pay for distribution related and shareholder servicing activities.

The Glass-Steagall Act currently prohibits certain financial institutions from underwriting securities of open-end investment companies, such as the Company. Therefore, in connection with the merger of Travelers and Citicorp and as a consequence of the applicability of the BHCA and the Glass-Steagall Act, the Company plans to retain the services of a new entity (which is not otherwise affiliated with Travelers) to act as distributor of the fund's shares.

Plan of Distribution

Service Organizations. Institutional investors who are purchasing shares on behalf of their customers, such as banks, savings and loans institutions and other financial institutions ("service organizations") may purchase Class B shares. These shares are identical in all respects to Class A shares except that they bear certain additional service fees described in the Company's prospectus relating to Class B shares and enjoy certain exclusive voting rights on matters relating to these service fees.

The Company will enter into an agreement with each service organization that purchases Class B shares to provide certain services to the beneficial owners of such shares. Such services include aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with Salomon Smith Barney; processing dividend payments from the Fund on behalf of their customers; providing information periodically to customers showing the positions in shares; arranging for bank wires; responding to customer inquiries relating to the services provided by the service organization and handling correspondence: and acting as shareholder of record and nominee. Under terms of the agreements, service organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investment in Class B shares.

Class A shares are sold to institutions that have not entered into servicing agreements with the Company in connection with their investments.

Brokerage

The Manager places orders for the purchase and sale of securities for the portfolios of the fund. All of each fund's transactions have been principal transactions with major dealers in money market instruments, on which no brokerage commissions are paid. Purchases from or sales to dealers serving as market-makers include the spread between the bid and asked prices. No portfolio transactions are handled by Salomon Smith Barney.

TAXES

The following is a summary of the material federal tax considerations affecting the separate funds and their shareholders. In addition to the considerations described below, there may be other federal, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

Each fund of the Company will be treated as a separate entity for tax purposes. The funds intend to qualify, as in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as regulated investment companies so long as such qualification is in the best interests of shareholders. In each taxable year that the separate funds so qualify, the funds will pay no federal income tax on the investment company taxable income and net capital gain that is distributed to shareholders. The Municipal Portfolio also intends to satisfy conditions that will enable it to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are generally not subject to regular federal income taxes, although they may be considered taxable for certain state and local income tax purposes.
Dividends paid from net investment income (other than "exempt-interest dividends") and net realized short-term capital gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term capital gains are taxable as long-term capital gains, regardless of the length of time a shareholder has owned fund shares.

Losses, if any, on the redemption, exchange or other sale of shares held for six months or less may be disallowed or recharacterized to the extent of any exempt-interest dividends or capital gain dividends paid with respect to such shares.

Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional shares. None of the dividends paid will qualify for the corporate dividends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. Shareholders will be informed of the source and tax status of all distributions promptly after the close of each calendar year.

The funds are required to withhold ("backup withholding") 31% of all taxable dividends and capital gain distributions for shareholders who do not provide the funds with a correct taxpayer identification number (social security or employer identification number and any required certifications). Withholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

Dividends and Distributions

Each fund declares a dividend from its net investment income daily, for each day the NYSE is open to conduct business, and pays dividends monthly. If a shareholder redeems an account in full between monthly dividend payment dates, all dividends declared up to and including the date of liquidation will be paid with the redemption proceeds. Dividends from net realized capital gains, if any, will be distributed annually. The funds may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, monthly income dividends and capital gain distributions will be reinvested automatically in additional shares of the same class at net asset value, with no additional sales charge or CDSC.

The per share amounts of dividends from net investment income on Class B shares may be lower than that of Class A shares, mainly as a result of the service fees applicable to the Class B shares. Capital gain distributions, if any, will be the same across both Classes of Fund shares.

The Municipal Portfolio

Exempt-interest dividends attributable to interest received by the fund on certain "private activity" bonds will be treated as a specific tax preference item to be included in a shareholder's alternative minimum tax computation. In addition to the alternative minimum tax, corporate shareholders must include this percentage as a component in the corporate environmental tax computation if such tax is reinstated, as has been proposed. Exempt-interest dividends derived from the interest earned on private activity bonds will not be exempt from federal income tax for those shareholders who are "substantial users" (or persons related to "substantial users") of the facilities financed by these bonds.

Shareholders who receive social security or equivalent railroad retirement benefits should note that exempt-interest dividends are one of the items taken into consideration in determining the amount of these benefits that may be subject to federal income tax.

The interest expense incurred by a shareholder on borrowing made to purchase or carry Portfolio shares, is not deductible for federal income tax purposes to the extent related to the exempt-interest dividends received on such shares.

Dividends paid by the fund from interest income on taxable investments, net short-term capital gains, and all, or a portion of, any gains realized from the sale or other disposition of certain market discount bonds are subject to federal income tax as ordinary income. Distributions, if any, from net long-term capital gains are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Company shares.

ADDITIONAL INFORMATION ABOUT THE COMPANY

The Company, an open-end, management investment company, was organized under the laws of the State of Maryland on March 28, 1995. The Directors have authorized the issuance of three series of shares, each representing shares in one of three separate funds, and may also authorize the creation of additional series of shares. Each share of a fund represents an equal proportionate interest in the net assets of that fund or class with each other share of the same fund or class and is entitled to such dividends and distributions out of the net income of that fund or class as are declared in the discretion of the Directors.

Voting Rights

Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by fund or class, except as otherwise required by the 1940 Act or Maryland General Corporation Law. The fund ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the fund's outstanding shares for the purpose of voting to remove Directors and the Company will assist shareholders in calling such a meeting as required by the 1940 Act.

Each share of each series of the Company has one vote (and fractional votes for fractional shares). Shares of all series of the Company have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Company voting for the election of Directors can elect 100% of the Directors if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. Each series of the Company will vote separately only with respect to those matters that affect only that series.

The present Directors of the Company were elected at a meeting of shareholders held on April 27, 1995. Under the by-laws, each Director will continue in office until the dissolution of the Company or his earlier death, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Directors, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the by-laws or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Directors, to terminate or reorganize their fund, to amend the By-Laws, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the by-laws or the Directors.

Counsel

Willkie Farr & Gallagher serves as legal counsel to the Company.
The Directors who are not "interested persons" of the Company have selected Stroock & Stroock & Lavan LLP as their counsel.

Auditors

KPMG LLP, 345 Park Avenue, New York, New York 10154, has been selected as independent auditors for the Company for its fiscal year ending May 31, 2000, to examine and report on the financial statements and financial highlights of the Company.

Custodian

PNC is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and serves as custodian for the funds. Under its custodial agreement with the Company, PNC is authorized to appoint one or more foreign or domestic banking institutions as sub-custodians of assets owned by a fund. For its custody services, PNC receives monthly fees charged to each fund based upon the month-end, aggregate net asset value of the Company, plus certain charges for securities transactions. The assets of the Company are held under bank custodianship in accordance with the 1940 Act.

Transfer Agent

First Data is located at Exchange Place, Boston, Massachusetts 02109, and serves as the Company's transfer agent and dividend disbursing agent. For its services as transfer agent and dividend disbursing agent, First Data receives fees charged to the funds at an annual rate based upon the number of shareholder accounts maintained during the year. First Data also is reimbursed by the funds for its out-of-pocket expenses.

Minimum Account Size

The Company reserves the right to redeem involuntarily any shareholder's account if the aggregate net asset value of the shares of a fund held in the account is less than $100,000 (if a shareholder has more than one account in a fund, each account must satisfy the minimum account size.) Before the Directors of the Company elect to exercise such right, shareholders will receive prior written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary redemption.

Annual Reports

The Company sends to each shareholder a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Company at the end of the period covered.

FINANCIAL STATEMENTS

The funds' Annual Reports for the fiscal year ended May 31, 1999 are incorporated into this Statement of Additional Information by reference in their entirety.


Appendix A Description of Securities Ratings

Moody's and Standard and Poor's
Municipal and Corporate Bonds and Municipal Loans

The two highest ratings of Standard & Poor's Rating Group ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category

The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

Short-Term Municipal Loans

S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP- 1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/1/MIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/1/MIG-1 group.

Other Short-Term Debt Securities

Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.
 Appendix B Description of Municipal Securities

Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

1. Project Notes, which carry a U.S. government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association ("Fannie Mae") or the Government National Mortgage Association ("Ginnie Mae").

6. Tax-exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

1. General Obligation Bonds are issued by such entities as states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see below).

Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond", but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenues bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

Other Municipal Obligations, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuers have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.


B-1


PART C
OTHER INFORMATION

(b)	Exhibits

All references are to the Registrant's registration statement on Form
N-
1A (the "Registration Statement") as filed with the SEC on April 5,
1995
(File Nos. 33-90952 and 811-9012)

	Exhibit No.		Description of Exhibits

(a)	Articles of Incorporation of Registrant are
	incorporated by 	reference to the Fund's Registration Statement

(b)	By-Laws of Registrant are incorporated by
	reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on
	June 19, 1995 ("Pre-Effective Amendment No. 1")

(c)

   Specimen Stock Certificate are incorporated by reference to Post-Effective Amendment No. 4

(d)	Investment Advisory Agreement between the
	Registrant and Smith Barney Mutual Funds Management Inc. is incorporated by reference to Pre-Effective Amendment No. 1

(e)(1) Distribution Agreement between the Registrant and Smith Barney Inc. is incorporated by reference to Pre-Effective Amendment No. 1

(e)(2) Form of Distribution Agreement between the
       Registrant and CFBDS, Inc. is filed herewith.

(e)(3) Selling Group Agreement is filed herewith.

(f)	Not applicable

(g)	Custody Agreement between the Registrant and PNC
	Bank,National Association is incorporated by reference to Pre-Effective Amendment No 1

(h)	Form of Transfer Agency Agreement between the
	Registrant and First Data Investor Services, Group Inc.
	is incorporated by reference to Pre-Effective Amendment No. 1

(i)	(1) Opinion and consent of Willkie Farr &
	Gallagher is incorporated by reference to Pre-Effective
	Amendment No. 1

(i)	(2) Opinion and consent of Venable, Baetjer &
	Howard is incorporated by reference to Pre-Effective
	Amendment No. 1.

(j)	    To be filed by amendment

(k)	Not applicable

(l)	Not applicable

(m)(1)Distribution and Service Plan under Rule 12b-1 is incorporated by reference to Pre-Effective
	Amendment No. 1

(m)(2) Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of each of its series is filed herein.

(n)	    To be filed by amendment

(o)	   Form of Rule 18f-3(d) Multiple Class Plan of
	the Registrant is incorporated by reference to Post-
	Amendement No. 2



Item 24. None

Item 25.	Indemnification

The response to this item is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement.


Item 26.  Business and Other Connections of
Investment Adviser

Investment Adviser -SSBC Fund Management Inc.("SSBC") formerly Mutual Management Corp.

SSBC was incorporated in December 1968 under the laws of the State of Delaware. SSBC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings")(formerly known as Smith Barney Holdings
Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. SSBC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").The list required by this
Item 26 of officers and directors of SSBC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers
Act (SEC File No. 801-8314).

Item 27.	Principal Underwriters
(a) CFBDS, Inc. the Registrant's Distributor, is also the distributor for
CitiFundsSM International Growth & Income Portfolio,
CitiFundsSM International Equity Portfolio, CitiFundsSM Large Cap
Growth
Portfolio, CitiFundsSM Intermediate Income Portfolio,
CitiFundsSM Short-Term U.S. Government Income Portfolio,
CitiFundsSM Emerging Asian Markets Equity Portfolio,
CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves,
CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves,
SM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves,
CitiFundsSM California Tax Free Reserves,
CitiFundsSM Connecticut Tax Free Reserves,
CitiFundsSM New York Tax Free Reserves, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio,
CitiFundsSM Small Cap Growth Portfolio, CitiFundsSM National
Tax Free Income Portfolio, CitiFundsSM New York Tax Free Income
Portfolio,
CitiSelect VIP Folio 200, Citiselect VIP Folio 300,
CitiSelect (VIP Folio 400, CitiSelect (VIP Folio 500,
CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect (Folio 200, CitiSelect (Folio 300, CitiSelect (Folio 400, and CitiSelect (Folio 500.
CFBDS is also the placement agent for Large Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio,
Intermediate Income Portfolio, Short-Term Portfolio,
Growth & Income Portfolio, Large Cap Growth Portfolio,
Small Cap Growth Portfolio, International Equity Portfolio,
Balanced Portfolio, Government Income Portfolio, Emerging
Asian Markets Equity Portfolio, Tax Free Reserves Portfolio,
Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

     CFBDS, Inc. is also the distributor for the following
Smith Barney Mutual Fund registrants:
Concert Investment Series
Consulting Group Capital Markets Funds
Greenwich Street Series Fund
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Investment Funds Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Travelers Series Fund Inc.
And various series of unit investment trusts.

CFBDS, Inc. is also the distributor for the following
Salomon Brothers funds;
Salomon Brothers Opportunity Fund Inc
Salomon Brothers Investors Fund Inc
Salomon Brothers Capital Fund Inc
Salomon Brothers Series Funds Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Variable Series Funds Inc

The information required by this Item 27 with respect to each director, officer and partner of CFBDS, Inc.
is incorporated by reference to Schedule A of Form BD filed by CFBDS, Inc. pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-32417).

Item 28.  Location of Accounts and Records

(1) 	Smith Barney Investment Funds Inc.
	388 Greenwich Street
	New York, New York 10013

(2)	SSBC Fund Management Inc.
	388 Greenwich Street
	New York, New York 10013

(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA

(4)	The Chase Manhattan Bank
	Chase Metrotech Center
	Brooklyn, New York 11245

(5)	First Data Investor Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts 02109

(6) 	CFBDS Inc.
21 Milk Street, 5th floor
Boston, Massachusetts 02109

Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

(a)

    None

Rule 485(b) Certification

	The Registrant hereby certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended.


SIGNATURES

	As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in
the City of New York, State of New York, on the     28th day of
July, 1999     .

			SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.

						By:	/s/ Heath B. McLendon
							Heath B. McLendon
							Chairman of the Board,
							President
(Chief Executive Officer)

		As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to the Registration Statement on Form N-
1A has been signed below by the following persons in the capacities and on the dates indicated:

Signature				Title			Date

/s/ Heath B. McLendon   Chairman of the Board,
President and
Heath B. McLendon		Director
				(Chief Executive Officer)
   July 28, 1999

/s/ Lewis E. Daidone        	Senior Vice President and
Lewis E. Daidone			Treasurer (Chief Financial and
					Accounting Officer)
    July 28, 1999

Signature			Title		Date

/s/ Paul R. Ades*       Director	    July 28, 1999
Paul R. Ades

/s/ Herbert Barg*       Director	    July 28, 1999
Herbert Barg

/s/ Dwight B. Crane*    Director	    July 28, 1999
Dwight B. Crane

/s/ Frank G. Hubbard*   Director	    July 28, 1999
Frank G. Hubbard

/s/ Jerome Miller*      Director	    July 28, 1999
Jerome Miller

/s/ Ken Miller*        Director	    July 28, 1999
Ken Miller


* By: /s/ Heath B. McLendon
	Heath B. McLendon
	Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit No.				Description of Exhibit

(e)(2)				Distribution Agreement

(e)(3) 				Selling Group Agreement

(m)(2)				Amended and Restated Shareholder
Services and Distribution Plan
pursuant to Rule 12b-1.

Cover